UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2013

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Growth Opportunities Fund

Touchstone Large Cap Growth Fund

Touchstone Mid Cap Growth Fund

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio of Investments:
Touchstone Growth Opportunities Fund	4
Touchstone Large Cap Growth Fund	6
Touchstone Mid Cap Growth Fund	8
Statements of Assets and Liabilities	10 - 11
Statements of Operations	12
Statements of Changes in Net Assets	14 - 15
Statements of Changes in Net Assets - Capital Stock Activity	16 - 17
Financial Highlights	18 - 24
Notes to Financial Statements	25 - 35
Other Items	36 - 37
Privacy Protection Policy	39

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2013

Touchstone Growth Opportunities Fund

Sector Allocation*	(% of Net Assets)
Information Technology	23.5%
Health Care	20.5
Consumer Discretionary	14.7
Industrials	10.1
Consumer Staples	9.0
Financials	6.6
Energy	5.9
Materials	5.6
Telecommunication Services	1.1
Investment Funds	7.0
Other Assets/Liabilities (Net)	(4.0)
Total	100.0%

Touchstone Large Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Health Care	28.1%
Information Technology	22.1
Consumer Staples	13.3
Industrials	9.3
Consumer Discretionary	8.1
Energy	6.8
Utilities	4.4
Financials	2.8
Materials	2.1
Telecommunication Services	1.5
Investment Funds	12.2
Other Assets/Liabilities (Net)	(10.7)
Total	100.0%

Touchstone Mid Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	24.1%
Information Technology	18.5
Health Care	15.2
Industrials	10.7
Energy	8.6
Materials	8.0
Financials	6.7
Consumer Staples	5.1
Telecommunication Services	0.5
Investment Funds	5.2
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®)

3

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value
Common Stocks— 97.0%
Information Technology — 23.5%
Alliance Data Systems Corp.*†	31,860	$6,737,434
Apple, Inc.	23,139	11,031,518
Citrix Systems, Inc.*	42,660	3,012,223
Cognizant Technology Solutions Corp. -
Class A*	8,790	721,835
eBay, Inc.*	43,440	2,423,518
Google, Inc. - Class A*	9,176	8,037,350
LinkedIn Corp. - Class A*	12,265	3,017,926
Qlik Technologies, Inc.*	93,200	3,191,168
QUALCOMM, Inc.	48,799	3,287,101
Rackspace Hosting, Inc.*	53,650	2,830,574
Red Hat, Inc.*	59,690	2,754,097
Salesforce.com, Inc.*	82,030	4,258,177
Visa, Inc. - Class A	30,030	5,738,733
		57,041,654
Health Care — 20.5%
Actavis, Inc.*	34,970	5,035,680
Alkermes PLC*	91,000	3,059,420
ArthroCare Corp.*	125,420	4,462,444
Bristol-Myers Squibb Co.	125,420	5,804,438
Celgene Corp.*	75,550	11,629,412
Cooper Cos., Inc. (The)	33,870	4,392,600
Cubist Pharmaceuticals, Inc.*	51,450	3,269,648
Gentium SpA ADR, (Italy)*	47,610	1,291,659
Merck & Co., Inc.	65,005	3,094,888
Thermo Fisher Scientific, Inc.	56,390	5,196,338
ViroPharma, Inc.*	61,520	2,417,735
		49,654,262
Consumer Discretionary — 14.7%
Amazon.com, Inc.*	10,800	3,376,512
BorgWarner, Inc.	25,820	2,617,890
Home Depot, Inc. (The)	55,300	4,194,505
Liberty Global PLC- Class A,
(United Kingdom)*	32,230	2,557,450
priceline.com, Inc.*	4,580	4,630,151
Signet Jewelers Ltd. (Bermuda)	39,370	2,820,860
Starbucks Corp.	60,240	4,636,673
Toll Brothers, Inc.*	66,100	2,143,623
Walt Disney Co. (The)	57,490	3,707,530
Williams-Sonoma, Inc.	88,250	4,959,650
		35,644,844
Industrials — 10.1%
B/E Aerospace, Inc.*	47,061	3,474,043
Danaher Corp.	58,040	4,023,333
Hexcel Corp.*	96,863	3,758,284
JB Hunt Transport Services, Inc.	30,940	2,256,454
Norfolk Southern Corp.	51,450	3,979,658
United Technologies Corp.	35,890	3,869,660
WESCO International, Inc.*†	42,110	3,222,678
		24,584,110
Consumer Staples — 9.0%
B&G Foods, Inc.	107,480	3,713,434
Costco Wholesale Corp.	40,280	4,637,034
Hershey Co. (The)	50,900	4,708,250
Mondelez International, Inc. - Class A	146,660	4,608,057
WhiteWave Foods Co.- Class A*	66,830	1,334,595
Whole Foods Market, Inc.	49,800	2,913,300
		21,914,670
Financials — 6.6%
Alexander & Baldwin, Inc.*	73,970	2,664,399
American International Group, Inc.	112,790	5,484,978
Ameriprise Financial, Inc.	45,770	4,168,732
CBRE Group, Inc. - Class A*	164,970	3,815,756
		16,133,865
Energy — 5.9%
CONSOL Energy, Inc.	92,830	3,123,730
Halliburton Co.	55,300	2,662,695
National Oilwell Varco, Inc.	52,730	4,118,740
Tesoro Corp.	48,343	2,126,125
Valero Energy Corp.	64,450	2,200,968
		14,232,258
Materials — 5.6%
Eastman Chemical Co.	32,960	2,567,584
International Paper Co.	68,850	3,084,480
Monsanto Co.	42,850	4,472,254
PPG Industries, Inc.	20,510	3,426,401
		13,550,719
Telecommunication Services — 1.1%
Vodafone Group PLC ADR,
(United Kingdom)	77,080	2,711,674
Total Common Stocks		$235,468,056
Investment Funds— 7.0%
Invesco Government & Agency
Portfolio, Institutional Class**	9,735,600	9,735,600
Touchstone Institutional Money Market
Fund^	7,221,751	7,221,751
Total Investment Funds		$16,957,351
Total Investment Securities —104.0%
(Cost $205,066,596)		$252,425,407
Liabilities in Excess of Other Assets — (4.0%)		(9,801,599)
Net Assets — 100.0%		$242,623,808

* Non-income producing security.

** Represents collateral for securities loaned.

^ Affiliated Fund. See Note 4 in Notes to Financial Statements.

4

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $9,577,549.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$235,468,056	$—	$—	$235,468,056
Investment
Funds	16,957,351	—	—	16,957,351
				$252,425,407

See accompanying Notes to Financial Statements.

5

Portfolio of Investments

Touchstone Large Cap Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value
Common Stocks— 98.5%
Health Care — 28.1%
Actavis, Inc.*	211,700	$30,484,800
AmerisourceBergen Corp.	597,500	36,507,250
Amgen, Inc.	147,600	16,522,344
Biogen Idec, Inc.*	151,325	36,433,007
CIGNA Corp.	245,700	18,884,502
Johnson & Johnson	158,700	13,757,703
McKesson Corp.	158,700	20,361,210
Mylan, Inc.*	651,500	24,867,755
Novartis AG ADR, (Switzerland)	181,700	13,938,207
ResMed, Inc.†	372,200	19,659,604
Thermo Fisher Scientific, Inc.	370,400	34,132,360
		265,548,742
Information Technology — 22.1%
Alliance Data Systems Corp.*†	207,710	43,924,434
Fidelity National Information Services,
Inc.	509,200	23,647,248
FleetCor Technologies, Inc.*	199,400	21,965,904
LinkedIn Corp. - Class A*	133,500	32,849,010
Qihoo 360 Technology Co. Ltd. ADR,
(China)*†	348,700	29,011,840
Visa, Inc. - Class A	184,554	35,268,269
Yahoo!, Inc.*	676,200	22,422,792
		209,089,497
Consumer Staples — 13.3%
Clorox Co. (The)	199,900	16,335,828
Costco Wholesale Corp.	172,230	19,827,118
Hershey Co. (The)	208,680	19,302,900
Kellogg Co.	473,300	27,796,909
Kimberly-Clark Corp.	155,800	14,679,476
Safeway, Inc.	872,800	27,920,872
		125,863,103
Industrials — 9.3%
B/E Aerospace, Inc.*	261,806	19,326,520
Hertz Global Holdings, Inc.*	915,500	20,287,480
Raytheon Co.	382,130	29,450,759
Southwest Airlines Co.	1,284,700	18,705,232
		87,769,991
Consumer Discretionary — 8.1%
Home Depot, Inc. (The)	326,365	24,754,785
Lowe's Cos., Inc.	665,800	31,698,738
Time Warner, Inc.	298,100	19,617,961
		76,071,484
Energy — 6.8%
Cabot Oil & Gas Corp.	432,700	16,148,364
HollyFrontier Corp.	375,100	15,795,461
Marathon Petroleum Corp.	327,500	21,064,800
Tesoro Corp.	250,500	11,016,990
		64,025,615
Utilities — 4.4%
NiSource, Inc.	655,525	20,249,167
Sempra Energy	251,000	21,485,600
		41,734,767
Financials — 2.8%
Discover Financial Services	527,400	26,654,796
Materials — 2.1%
PPG Industries, Inc.	115,200	19,245,312
Telecommunication Services — 1.5%
SK Telecom Co. Ltd. ADR, (Korea)†	631,500	14,335,050
Total Common Stocks		$930,338,357
Investment Funds— 12.2%
Invesco Government & Agency
Portfolio, Institutional Class**	99,022,015	99,022,015
Touchstone Institutional Money Market
Fund^	16,195,545	16,195,545
Total Investment Funds		$115,217,560
Total Investment Securities —110.7%
(Cost $884,478,781)		$1,045,555,917
Liabilities in Excess of Other Assets — (10.7%)		(100,674,738)
Net Assets — 100.0%		$944,881,179

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $97,400,554.

Portfolio Abbreviations:

ADR - American Depositary Receipt

6

Touchstone Large Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$930,338,357	$—	$—	$930,338,357
Investment
Funds	115,217,560	—	—	115,217,560
				$1,045,555,917

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value
Common Stocks— 97.4%
Consumer Discretionary — 24.1%
Allison Transmission Holdings, Inc.	481,615	$12,064,456
AMC Networks, Inc. - Class A*	158,620	10,862,298
Discovery Communications, Inc. - Class
A*	116,380	9,824,800
Dollar General Corp.*	175,890	9,930,749
GameStop Corp. - Class A	204,610	10,158,886
GNC Holdings, Inc. - Class A	170,310	9,304,035
Jarden Corp.*	226,665	10,970,586
Liberty Global PLC- Class A (United
Kingdom)*	123,670	9,813,214
Mattel, Inc.	242,570	10,153,980
Mohawk Industries, Inc.*	109,810	14,302,752
Nordstrom, Inc.	128,370	7,214,394
NVR, Inc.*	8,919	8,198,256
PVH Corp.	62,100	7,370,649
Starwood Hotels & Resorts Worldwide,
Inc.	122,010	8,107,564
Tiffany & Co.	105,790	8,105,630
Toll Brothers, Inc.*	216,810	7,031,148
Wynn Resorts Ltd.	74,490	11,770,165
		165,183,562
Information Technology — 18.5%
Akamai Technologies, Inc.*	182,810	9,451,277
Alliance Data Systems Corp.*†	102,770	21,732,772
Equinix, Inc.*	24,870	4,567,376
F5 Networks, Inc.*	88,910	7,624,922
Gartner, Inc.*	134,216	8,052,960
Juniper Networks, Inc.*	529,940	10,524,608
LinkedIn Corp. - Class A*	57,726	14,204,060
Microchip Technology, Inc.†	193,340	7,789,669
NetApp, Inc.	159,250	6,787,235
NICE Systems Ltd. (Israel) ADR	256,227	10,600,111
Red Hat, Inc.*	212,110	9,786,755
Total System Services, Inc.	378,240	11,127,821
Xilinx, Inc.	93,540	4,383,284
		126,632,850
Health Care — 15.2%
Actavis, Inc.*	107,000	15,408,000
Cardinal Health, Inc.	264,290	13,782,724
Cooper Cos., Inc. (The)	116,024	15,047,153
CR Bard, Inc.	115,440	13,298,688
IDEXX Laboratories, Inc.*†	138,500	13,801,525
Mettler-Toledo International, Inc.*	57,249	13,744,912
MWI Veterinary Supply, Inc.*	46,087	6,883,554
Warner Chilcott PLC - Class A (Ireland)	530,290	12,117,126
		104,083,682
Industrials — 10.7%
AMETEK, Inc.	150,020	6,903,920
IHS, Inc. - Class A*	71,285	8,139,321
JB Hunt Transport Services, Inc.	142,660	10,404,194
Masco Corp.	487,110	10,365,701
Nielsen Holdings N.V.	259,041	9,442,044
Norfolk Southern Corp.	149,590	11,570,786
Sensata Technologies Holding N.V.
(Netherlands)*	175,600	6,720,212
TransDigm Group, Inc.	68,985	9,568,220
		73,114,398
Energy — 8.6%
CONSOL Energy, Inc.	292,830	9,853,730
Denbury Resources, Inc.*	544,370	10,021,852
Ensco PLC- Class A	143,600	7,718,500
Tesoro Corp.	314,420	13,828,192
Valero Energy Corp.	304,090	10,384,674
Weatherford International Ltd.
(Switzerland)*	463,480	7,105,148
		58,912,096
Materials — 8.0%
Albemarle Corp.	101,360	6,379,598
Crown Holdings, Inc.*	178,227	7,535,438
Eastman Chemical Co.	125,484	9,775,204
FMC Corp.	175,150	12,561,758
MeadWestvaco Corp.	228,320	8,762,922
Vulcan Materials Co.	192,940	9,996,221
		55,011,141
Financials — 6.7%
Ameriprise Financial, Inc.	180,200	16,412,616
CBRE Group, Inc. - Class A*	378,243	8,748,761
Reinsurance Group of America, Inc.	160,490	10,751,225
Willis Group Holdings PLC (United
Kingdom)	230,640	9,993,631
		45,906,233
Consumer Staples — 5.1%
Church & Dwight Co., Inc.	165,760	9,953,888
WhiteWave Foods Co. - Class A*	542,514	10,834,005
Whole Foods Market, Inc.	240,276	14,056,146
		34,844,039
Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	39,420	3,171,732
Total Common Stocks		$666,859,733
Investment Funds— 5.2%
Invesco Government & Agency
Portfolio, Institutional Class**	16,674,929	16,674,929
Touchstone Institutional Money Market
Fund^	19,014,377	19,014,377
Total Investment Funds		$35,689,306
Total Investment Securities —102.6%
(Cost $572,664,719)		702,549,039
Liabilities in Excess of Other Assets — (2.6%)		(17,917,830)
Net Assets — 100.0%		$684,631,209

8

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $16,408,276.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$666,859,733	$—	$—	$666,859,733
Investment
Funds	35,689,306	—	—	35,689,306
				$702,549,039

See accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Growth	Large Cap	Mid Cap
	Opportunities	Growth	Growth
	Fund	Fund	Fund
Assets
Investments, at cost	$205,066,596	$884,478,781	$572,664,719
Affiliated securities, at market value	$7,221,751	$16,195,545	$19,014,377
Non-affiliated securities, at market value	245,203,656	1,029,360,372	683,534,662
Investments, at market value(A)	$252,425,407	$1,045,555,917	$702,549,039
Dividends and interest receivable	126,863	770,805	384,544
Receivable for capital shares sold	2,115,304	670,502	2,466,666
Receivable for investments sold	599,353	—	1,818,544
Receivable for securities lending income	894	25,148	2,820
Tax reclaim receivable	—	—	9,561
Other assets	25,690	37,650	29,066
Total Assets	255,293,511	1,047,060,022	707,260,240
Liabilities
Bank overdrafts	—	1,278	—
Payable for return of collateral for securities on loan	9,735,600	99,022,015	16,674,929
Payable for capital shares redeemed	248,121	2,078,713	2,076,547
Payable for investments purchased	2,444,777	—	2,896,776
Payable to Investment Advisor	152,427	515,842	411,785
Payable to other affiliates	21,065	250,569	267,356
Payable to Trustees	3,008	3,164	3,104
Payable for professional services	13,891	20,407	18,649
Other accrued expenses and liabilities	50,814	286,855	279,885
Total Liabilities	12,669,703	102,178,843	22,629,031
Net Assets	$242,623,808	$944,881,179	$684,631,209
Net assets consist of:
Paid-in capital	$210,759,509	$695,001,180	$505,630,481
Accumulated net investment income	76,629	2,068,822	611,709
Accumulated net realized gains (losses) on investments	(15,571,141)	86,734,041	48,504,699
Net unrealized appreciation on investments	47,358,811	161,077,136	129,884,320
Net Assets	$242,623,808	$944,881,179	$684,631,209

(A) Includes market value of securities on loan of:	$9,577,549	$97,400,554	$16,408,276

See accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone
	Growth	Large Cap	Mid Cap
	Opportunites	Growth	Growth
	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$44,659,148	$281,522,397	$278,507,694
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,481,090	9,029,044	10,819,007
Net asset value and redemption price per share	$30.15	$31.18	$25.74
Maximum offering price per share *	$31.99	$33.08	$27.31
Pricing of Class B Shares
Net assets applicable to Class B shares	$—	$5,400,548	$5,155,979
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	182,148	247,824
Net asset value and offering price per share**	$—	$29.65	$20.81
Pricing of Class C Shares
Net assets applicable to Class C shares	$11,255,714	$107,871,605	$142,243,601
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	411,624	3,673,559	6,948,839
Net asset value and offering price per share**	$27.34	$29.36	$20.47
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$82,925,284	$550,086,629	$226,009,475
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,724,359	17,418,961	8,648,483
Net asset value, offering price and redemption price per share	$30.44	$31.58	$26.13
Pricing of Institutional Class shares
Net assets applicable to Institutional Class shares	$103,783,662	$—	$32,714,460
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,388,351	—	1,248,093
Net asset value, offering price and redemption price per share	$30.63	$—	$26.21

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load, if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

11

Statements of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

	Touchstone
	Growth	Touchstone	Touchstone
	Opportunities	Large Cap	Mid Cap
	Fund	Growth Fund	Growth Fund
Investment Income
Dividends from affiliated securities	$918	$1,989	$2,224
Dividends from non-affiliated securities(A)	1,205,836	7,207,476	4,948,091
Income from securities loaned	13,574	90,238	79,754
Total Investment Income	1,220,328	7,299,703	5,030,069
Expenses
Investment advisory fees	837,651	3,306,417	2,433,870
Administration fees	186,844	778,438	551,804
Compliance fees and expenses	817	817	817
Custody fees	4,494	13,374	7,965
Professional fees	13,257	27,175	21,855
Transfer Agent fees, Class A	40,308	189,621	263,159
Transfer Agent fees, Class B	—	6,211	7,826
Transfer Agent fees, Class C	8,640	61,536	106,060
Transfer Agent fees, Class Y	12,343	346,225	123,603
Transfer Agent fees, Institutional Class	867	—	629
Registration fees, Class A	6,695	10,663	7,665
Registration fees, Class B	—	5,365	2,826
Registration fees, Class C	4,685	8,811	7,298
Registration fees, Class Y	6,736	11,889	7,130
Registration fees, Institutional Class	3,317	—	3,149
Reports to Shareholders, Class A	6,666	21,829	19,850
Reports to Shareholders, Class B	—	4,947	3,941
Reports to Shareholders, Class C	3,756	10,666	14,059
Reports to Shareholders, Class Y	3,457	39,292	9,997
Reports to Shareholders, Institutional Class	3,308	—	3,289
Distribution expenses, Class A	57,733	349,788	347,703
Distribution expenses, Class B	—	10,030	8,270
Distribution expenses, Class C	53,813	536,211	702,944
Trustee fees	6,333	6,377	6,359
Other expenses	34,668	106,256	96,755
Total Expenses	1,296,388	5,851,938	4,758,823
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(191,862)	(497,550)	—
Fee eligible for recoupment by the Advisor(B)	9,102	—	—
Net Expenses	1,113,628	5,354,388	4,758,823
Net Investment Income	106,700	1,945,315	271,246
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	6,974,898	69,377,438	29,152,457
Net change in unrealized appreciation (depreciation) on investments	17,584,724	4,618,597	27,033,484
Net Realized and Unrealized Gains (Losses) on Investments	24,559,622	73,996,035	56,185,941
Change in Net Assets Resulting from Operations	$24,666,322	$75,941,350	$56,457,187
(A) Net of foreign tax withholding of:	$—	$49,287	$26,551

(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

12

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13

Statements of Changes in Net Assets

	Touchstone
	Growth Opportunities
	Fund
	For the
	Six Months
	Ended
	September 30,	For the Year
	2013	Ended
	(Unaudited)	March 31,2013
From Operations
Net investment income (loss)	$106,700	$154,211
Net realized gains on investments	6,974,898	9,297,658
Net change in unrealized appreciation (depreciation) on investments	17,584,724	15,641,909
Change in Net Assets from Operations	24,666,322	25,093,778
Distributions to Shareholders from:
Net investment income, Class A	—	—
Net investment income, Class Y	—	(41,946)
Net investment income, Institutional Class	—	(146,571)
Net realized gains, Class A	—	(5,159,128)
Net realized gains, Class B	—	—
Net realized gains, Class C	—	(739,390)
Net realized gains, Class Y	—	(2,210,044)
Net realized gains, Institutional Class	—	(5,223,167)
Total Distributions	—	(13,520,246)

Net Increase (Decrease) from Share Transactions(A)	3,840,509	48,241,353

Total Increase (Decrease) in Net Assets	28,506,831	59,814,885

Net Assets
Beginning of period	214,116,977	154,302,092
End of period	$242,623,808	$214,116,977

Accumulated Net Investment Income (Loss)	$76,629	$(30,071)

(A) For details on share transactions, by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 16-17.

See accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Large Cap		Mid Cap
Growth Fund		Growth Fund
For the	For the
Six Months	Six Months
Ended	Ended
September 30,	For the Year	September 30,	For the Year
2013	Ended	2013	Ended
(Unaudited)	March 31,2013	(Unaudited)	March 31,2013
$1,945,315	$4,283,378	$271,246	$(1,873,542)
69,377,438	140,659,752	29,152,457	54,036,573
4,618,597	(109,844,938)	27,033,484	18,142,249
75,941,350	35,098,192	56,457,187	70,305,280

—	(1,172,771)	—	—
—	(3,626,210)	—	—
—	—	—	—
—	—	—	(18,417,345)
—	—	—	(484,000)
—	—	—	(10,898,841)
—	—	—	(9,174,939)
—	—	—	(2,425,223)
—	(4,798,981)	—	(41,400,348)

(55,287,237)	142,730,157	(22,113,245)	(31,943,096)

20,654,113	173,029,368	34,343,942	(3,038,164)
924,227,066	751,197,698	650,287,267	653,325,431
$944,881,179	$924,227,066	$684,631,209	$650,287,267

$2,068,822	$123,507	$611,709	$340,463

15

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Growth Opportunities
	Fund
	For the Six Months
	Ended		For the Year
	September 30, 2013		Ended
	(Unaudited)		March 31, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	137,568	$3,869,139	180,224	$4,566,737
Proceeds from Shares issued in connection with merger(A)	—	—	572,780	14,817,828
Reinvestment of distributions	—	—	202,698	4,816,112
Cost of Shares redeemed	(1,414,098)	(37,276,560)	(626,709)	(15,670,784)
Change in Class A Share Transactions	(1,276,530)	(33,407,421)	328,993	8,529,893
Class B
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class B Share Transactions	—	—	—	—
Class C
Proceeds from Shares issued	25,456	655,282	55,149	1,263,952
Proceeds from Shares issued in connection with merger(A)	—	—	20,324	483,997
Reinvestment of distributions	—	—	25,496	552,757
Cost of Shares redeemed	(35,274)	(905,511)	(65,099)	(1,468,714)
Change in Class C Share Transactions	(9,818)	(250,229)	35,870	831,992
Class Y
Proceeds from Shares issued	1,801,122	49,337,275	269,749	6,812,833
Proceeds from Shares issued in connection with merger(A)	—	—	1,938,310	50,516,751
Reinvestment of distributions	—	—	85,054	2,039,117
Cost of Shares redeemed	(373,350)	(10,782,474)	(1,471,416)	(38,150,160)
Change in Class Y Share Transactions	1,427,772	38,554,801	821,697	21,218,541
Institutional Class
Proceeds from Shares issued	274,071	7,816,997	2,162,798	56,497,953
Reinvestment of distributions	—	—	222,045	5,355,334
Cost of Shares redeemed	(306,178)	(8,873,639)	(1,689,678)	(44,192,360)
Change in Institutional Class Share Transactions	(32,107)	(1,056,642)	695,165	17,660,927

Change from Share Transactions	109,317	$3,840,509	1,881,725	$48,241,353

(A) See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone				Touchstone
Large Cap				Mid Cap
Growth Fund				Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2013		Ended		September 30, 2013		Ended
(Unaudited)		March 31, 2013		(Unaudited)		March 31, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

527,029	$15,674,614	2,222,843	$60,535,369	655,290	$16,127,906	1,794,520	$39,393,178
—	—	2,188,990	60,528,345	—	—	—	—
—	—	38,426	1,006,760	—	—	824,088	17,223,430
(1,469,284)	(43,137,809)	(3,075,425)	(83,265,864)	(2,534,311)	(60,114,487)	(4,683,199)	(102,084,460)
(942,255)	(27,463,195)	1,374,834	38,804,610	(1,879,021)	(43,986,581)	(2,064,591)	(45,467,852)

—	—	156	4,132	—	—	5,963	100,899
—	—	—	—	—	—	20,246	342,555
(61,199)	(1,720,721)	(170,437)	(4,422,468)	(59,695)	(1,159,683)	(296,664)	(5,298,747)
(61,199)	(1,720,721)	(170,281)	(4,418,336)	(59,695)	(1,159,683)	(270,455)	(4,855,293)

125,485	3,520,709	602,640	15,503,826	132,770	2,590,069	379,773	6,592,246
—	—	39,069	1,021,152	—	—	—	—
—	—	—	—	—	—	454,431	7,593,546
(411,384)	(11,523,462)	(1,104,532)	(28,341,315)	(691,896)	(13,397,836)	(2,209,885)	(39,087,303)
(285,899)	(8,002,753)	(462,823)	(11,816,337)	(559,126)	(10,807,767)	(1,375,681)	(24,901,511)

1,360,629	40,532,697	4,221,132	116,536,395	3,103,471	75,689,721	3,268,468	73,633,412
—	—	6,984,781	195,449,178	—	—	—	—
—	—	124,261	3,312,864	—	—	386,674	8,185,883
(1,945,418)	(58,633,265)	(7,049,406)	(195,138,217)	(1,318,759)	(32,767,215)	(2,252,318)	(49,413,318)
(584,789)	(18,100,568)	4,280,768	120,160,220	1,784,712	42,922,506	1,402,824	32,405,977

—	—	—	—	80,663	2,018,344	876,872	19,715,384
—	—	—	—	—	—	114,397	2,425,218
—	—	—	—	(450,552)	(11,100,064)	(501,132)	(11,265,019)
—	—	—	—	(369,889)	(9,081,720)	490,137	10,875,583
(1,874,142)	$(55,287,237)	5,022,498	$142,730,157	(1,083,019)	$(22,113,245)	(1,817,766)	$(31,943,096)

17

Financial Highlights

Touchstone Growth Opportunities Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012	2011	2010	2009
Net asset value at beginning of period	$27.05		$25.64		$25.27	$20.88	$14.41	$21.68
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)		(0.16)	0.07	(0.03)	(0.15)
Net realized and unrealized gains
(losses) on investments	3.12		3.35		0.53	4.44	6.50	(7.12)
Total from investment operations	3.10		3.34		0.37	4.51	6.47	(7.27)
Distributions from:
Net Investment Income	—		—		—	(0.12)	—	—
Realized capital gains	—		(1.93)		—	—	—	—
Total distributions	—		(1.93)		—	(0.12)	—	—
Net asset value at end of period	$30.15		$27.05		$25.64	$25.27	$20.88	$14.41
Total return(A)	11.46	%(B)	14.08%		1.47%	21.71%	44.90%	(33.53%)
Ratios and supplemental data:
Net assets at end of period (000's)	$44,659		$74,588		$62,274	$96,930	$32,182	$17,973
Ratio to average net assets:
Net expenses	1.20	%(C)	1.22%		1.21%	1.16%	1.24%	1.51%
Gross expenses	1.45	%(C)	1.37%		1.43%	1.50%	1.85%	2.04%
Net investment income (loss)	(0.11	%)(C)	(0.06%)		(0.52%)	0.10%	(0.22%)	(0.70%)
Portfolio turnover rate	31	%(B)	95	%(D)	204%	130%	100%	60%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012	2011	2010	2009
Net asset value at beginning of period	$24.62		$23.68		$23.50	$19.49	$13.55	$20.42
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.17)		(0.29)	(0.07)	(0.17)	(0.29)
Net realized and unrealized gains
(losses) on investments	2.83		3.04		0.47	4.12	6.11	(6.58)
Total from investment operations	2.72		2.87		0.18	4.05	5.94	(6.87)
Distributions from:
Net Investment Income	—		—		—	(0.04)	—	—
Realized capital gains	—		(1.93)		—	—	—	—
Total distributions	—		(1.93)		—	(0.04)	—	—
Net asset value at end of period	$27.34		$24.62		$23.68	$23.50	$19.49	$13.55
Total return(A)	11.05	%(B)	13.24%		0.77%	20.82%	43.84%	(33.64%)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,256		$10,375		$9,132	$10,592	$8,085	$6,262
Ratio to average net assets:
Net expenses	1.95	%(C)	1.97%		1.96%	1.93%	1.99%	2.27%
Gross expenses	2.29	%(C)	2.37%		2.45%	2.58%	2.63%	2.82%
Net investment loss	(0.86	%)(C)	(0.81%)		(1.27%)	(0.43%)	(0.96%)	(1.46%)
Portfolio turnover rate	31	%(B)	95	%(D)	204%	130%	100%	60%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

18

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months								Period
	Ended								Ended
	September 30,								March
	2013		Year Ended March 31,						31,
	(Unaudited)		2013		2012	2011	2010		2009 (A)
Net asset value at beginning of period	$27.27		$25.80		$25.38	$20.94	$14.41		$14.37
Income (loss) from investment operations:							—	(B)	—	(B)
Net investment income (loss)	0.02		0.03		(0.05)	0.14
Net realized and unrealized gains on investments	3.15		3.40		0.47	4.45	6.53		0.04
Total from investment operations	3.17		3.43		0.42	4.59	6.53		0.04
Distributions from:
Net investment income	—		(0.03)		—	(0.15)	—		—
Realized capital gains	—		(1.93)		—	—	—		—
Total distributions	—		(1.96)		—	(0.15)	—		—
Net asset value at end of period	$30.44		$27.27		$25.80	$25.38	$20.94		$14.41
Total return	11.62	%(C)	14.38%		1.66%	22.06%	45.32%		0.28	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$82,925		$35,354		$12,254	$2,947	$2,223		$3
Ratio to average net assets:
Net expenses	0.93	%(D)	0.96%		0.96%	0.93%	0.98%		0.97	%(D)
Gross expenses	1.04	%(D)	1.16%		1.42%	1.73%	3.73%		1.82	%(D)
Net investment income (loss)	0.16	%(D)	0.19%		(0.27%)	0.63%	(0.04%)		(0.21	%)(D)
Portfolio turnover rate	31	%(C)	95	%(E)	204%	130%	100%		60%

Touchstone Growth Opportunities Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months							Period
	Ended							Ended
	September 30,							March
	2013		Year Ended March 31,					31,
	(Unaudited)		2013		2012	2011	2010	2009(A)
Net asset value at beginning of period	$27.42		$25.92		$25.46	$20.98	$14.42	$14.37
Income (loss) from investment operations:
Net Investment income (loss)	0.04		0.07		(0.03)	0.16	0.01	—	(B)
Net realized and unrealized gains on investments	3.17		3.41		0.49	4.48	6.55	0.05
Total from investment operations	3.21		3.48		0.46	4.64	6.56	0.05
Distributions from:
Net investment income	—		(0.05)		—	(0.16)	—	—
Realized capital gains	—		(1.93)		—	—	—	—
Total distributions	—		(1.98)		—	(0.16)	—	—
Net asset value at end of period	$30.63		$27.42		$25.92	$25.46	$20.98	$14.42
Total return	11.71	%(C)	14.50%		1.81%	22.25%	45.49%	0.35	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$103,784		$93,800		$70,643	$56,381	$21,807	$3
Ratio to average net assets: Net expenses	0.84	%(D)	0.84%		0.81%	0.75%	0.84%	0.82	%(D)
Gross expenses	0.99	%(D)	1.00%		1.06%	1.15%	1.49%	1.82	%(D)
Net investment income (loss)	0.25	%(D)	0.31%		(0.12%)	0.78%	0.15%	0.36	%(D)
Portfolio turnover rate	31	%(C)	95	%(E)	204%	130%	100%	60%

(A)	Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)	Less than $0.005 per share.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

19

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$28.74		$27.74		$24.95		$20.74	$14.73	$24.45
Income (loss) from investment operations:					0.02	(A)	(0.09)	(0.02)	0.09
Net investment income (loss)	0.06		0.11
Net realized and unrealized gains
(losses) on investments	2.38		1.00		2.77		4.30	6.08	(9.80)
Total from investment operations	2.44		1.11		2.79		4.21	6.06	(9.71)
Distributions from:
Net investment income	—		(0.11)		—		—	(0.04)	(0.01)
Realized capital gains	—		—		—		—	(0.01)	—
Total distributions	—		(0.11)		—		—	(0.05)	(0.01)
Net asset value at end of period	$31.18		$28.74		$27.74		$24.95	$20.74	$14.73
Total return(B)	8.49	%(C)	4.05%		11.18%		20.30%	41.15%	(39.71%)
Ratios and supplemental data:
Net assets at end of period (000's)	$281,522		$286,572		$238,488		$291,827	$334,465	$418,808
Ratio to average net assets:
Net expenses	1.21	%(D)	1.22%		1.25%		1.25%	1.25%	1.25%
Gross expenses	1.32	%(D)	1.32%		1.35%		1.36%	1.37%	1.33%
Net investment income (loss)	0.36	%(D)	0.47%		0.08%		(0.36%)	(0.29%)	0.41%
Portfolio turnover rate	50	%(C)	109	%(E)	91%		76%	83%	126%

Touchstone Large Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$27.41		$26.47		$23.85		$19.93	$14.22	$23.68
Income (loss) from investment operations:	(0.02)		0.01		(0.03	)(A)	(0.20)	(0.44)	(0.08)
Net investment income (loss)
Net realized gains (losses) on investments	2.26		0.93		2.65		4.12	6.15	(9.38)
Total from investment operations	2.24		0.94		2.62		3.92	5.71	(9.46)
Net asset value at end of period	$29.65		$27.41		$26.47		$23.85	$19.93	$14.22
Total return(B)	8.17	%(C)	3.55%		10.99%		19.67%	40.15%	(39.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,401		$6,671		$10,949		$13,467	$14,897	$14,186
Ratio to average net assets: Net expenses	1.81	%(D)	1.68%		1.45%		1.74%	2.00%	2.00%
Gross expenses	1.81	%(D)	1.68%		1.45%		1.83%	2.29%	2.20%
Net investment income (loss)	(0.24	)%(D)	0.00	%(F)	(0.12%)		(0.85%)	(1.05%)	(0.35%)
Portfolio turnover rate	50	%(C)	109	%(E)	91%		76%	83%	126%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

(F)	Rounds to less than 0.005%.

See accompanying Notes to Financial Statements.

20

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$27.17		$26.31		$23.84		$19.97	$14.25	$23.74
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.08)		(0.16	)(A)	(0.27)	(0.22)	(0.07)
Net realized and unrealized gains
(losses) on investments	2.24		0.94		2.63		4.14	5.94	(9.42)
Total from investment operations	2.19		0.86		2.47		3.87	5.72	(9.49)
Net asset value at end of period	$29.36		$27.17		$26.31		$23.84	$19.97	$14.25
Total return(B)	8.06	%(C)	3.27%		10.36%		19.38%	40.14%	(39.97%)
Ratios and supplemental data:
Net assets at end of period (000's)	$107,872		$107,572		$116,350		$127,172	$142,179	$137,641
Ratio to average net assets:
Net expenses	1.96	%(D)	1.97%		2.00%		2.00%	2.00%	2.00%
Gross expenses	2.06	%(D)	2.08%		2.09%		2.13%	2.16%	2.11%
Net investment loss	(0.39	%)(D)	(0.28%)		(0.67%)		(1.11%)	(1.05%)	(0.33%)
Portfolio turnover rate	50	%(C)	109	%(E)	91%		76%	83%	126%

Touchstone Large Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$29.07		$28.09		$25.19		$20.89	$14.84	$24.64
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18		0.09	(A)	(0.02)	(0.01)	0.10
Net realized and unrealized gains
(losses) on investments	2.42		1.00		2.81		4.32	6.17	(9.85)
Total from investment operations	2.51		1.18		2.90		4.30	6.16	(9.75)
Distributions from:
Net investment income	—		(0.20)		—		—	(0.10)	(0.05)
Realized capital gains	—		—		—		—	(0.01)	—
Total distributions	—		(0.20)		—		—	(0.11)	(0.05)
Net asset value at end of period	$31.58		$29.07		$28.09		$25.19	$20.89	$14.84
Total return	8.64	%(C)	4.32%		11.47%		20.58%	41.53%	(39.58%)
Ratios and supplemental data:
Net assets at end of period (000's)	$550,087		$523,413		$385,411		$331,733	$352,847	$206,369
Ratio to average net assets:
Net expenses	0.95	%(D)	0.96%		0.99%		0.99%	0.99%	0.97%
Gross expenses	1.06	%(D)	1.08%		1.14%		1.13%	1.06%	1.06%
Net investment income (loss)	0.61	%(D)	0.72%		0.34%		(0.10%)	(0.06%)	0.95%
Portfolio turnover rate	50	%(C)	109	%(E)	91%		76%	83%	126%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

21

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$23.61		$22.41	$24.91	$20.18	$12.95	$21.16
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.05)	(0.16)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gains
(losses) on investments	2.11		2.71	(1.05)	4.76	7.26	(7.96)
Total from investment operations	2.13		2.66	(1.21)	4.73	7.23	(7.97)
Distributions from:
Realized capital gains	—		(1.46)	(1.29)	—	—	(0.24)
Net asset value at end of period	$25.74		$23.61	$22.41	$24.91	$20.18	$12.95
Total return(A)	9.02	%(B)	12.73%	(3.68%)	23.44%	55.83%	(37.67%)
Ratios and supplemental data:
Net assets at end of period (000's)	$278,508		$299,834	$330,808	$584,089	$583,543	$397,756
Ratio to average net assets:
Net expenses	1.40	%(C)	1.40%	1.40%	1.47%	1.50%	1.50%
Gross expenses	1.40	%(C)	1.40%	1.40%	1.47%	1.51%	1.53%
Net investment income (loss)	0.12	%(C)	(0.21%)	(0.79%)	(0.13%)	(0.15%)	(0.70%)
Portfolio turnover rate	31	%(B)	70%	64%	99%	62%	71%

Touchstone Mid Cap Growth Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$19.12		$18.48	$20.89	$16.98	$10.98	$18.13
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.12)	(0.48)	(0.10)	(0.16)	(0.15)
Net realized and unrealized gains
(losses) on investments	1.72		2.22	(0.64)	4.01	6.16	(6.76)
Total from investment operations	1.69		2.10	(1.12)	3.91	6.00	(6.91)
Distributions from:
Realized capital gains	—		(1.46)	(1.29)	—	—	(0.24)
Net asset value at end of period	$20.81		$19.12	$18.48	$20.89	$16.98	$10.98
Total return(A)	8.84	%(B)	12.41%	(3.99%)	23.03%	54.64%	(38.12%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,156		$5,880	$10,681	$23,376	$32,762	$29,521
Ratio to average net assets:
Net expenses	1.80	%(C)	1.72%	1.59%	1.77%	2.25%	2.25%
Gross expenses	1.80	%(C)	1.72%	1.59%	1.82%	2.38%	2.34%
Net investment loss	(0.28	%)(C)	(0.52%)	(0.97%)	(0.43%)	(0.90%)	(0.85%)
Portfolio turnover rate	31	%(B)	70%	64%	99%	62%	71%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

22

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value at beginning of period	$18.84		$18.31	$20.81	$17.00	$10.99	$18.15
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.18)	(0.36)	(0.17)	(0.14)	(0.14)
Net realized and unrealized gains
(losses) on investments	1.70		2.17	(0.85)	3.98	6.15	(6.78)
Total from investment operations	1.63		1.99	(1.21)	3.81	6.01	(6.92)
Distributions from:
Realized capital gains			(1.46)	(1.29)	—	—	(0.24)
Net asset value at end of period	$20.47		$18.84	$18.31	$20.81	$17.00	$10.99
Total return(A)	8.65	%(B)	11.90%	(4.43%)	22.41%	54.69%	(38.14%)
Ratios and supplemental data:
Net assets at end of period (000's)	$142,244		$141,485	$162,693	$223,376	$218,413	$158,782
Ratio to average net assets:
Net expenses	2.13	%(C)	2.15%	2.17%	2.24%	2.25%	2.25%
Gross expenses	2.13	%(C)	2.15%	2.17%	2.27%	2.31%	2.31%
Net investment loss	(0.60	%)(C)	(0.95%)	(1.56%)	(0.90%)	(0.90%)	(0.84%)
Portfolio turnover rate	31	%(B)	70%	64%	99%	62%	71%

Touchstone Mid Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	September 30,						Ended
	2013		Year Ended March 31,				March 31,
	(Unaudited)		2013	2012	2011	2010	2009(D)
Net asset value at beginning of period	$23.93		$22.63	$25.07	$20.27	$12.96	$13.20
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.01	(0.10)	0.01	0.01	0.02
Net realized and unrealized gains
(losses) on investments	2.17		2.75	(1.05)	4.79	7.30	(0.26)
Total from investment operations	2.20		2.76	(1.15)	4.80	7.31	(0.24)
Distributions from:
Realized capital gains	—		(1.46)	(1.29)	—	—	—
Net asset value at end of period	$26.13		$23.93	$22.63	$25.07	$20.27	$12.96
Total return	9.20	%(B)	13.05%	(3.42%)	23.68%	56.40%	(1.82	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$226,009		$164,267	$123,593	$47,470	$26,162	$3
Ratio to average net assets:
Net expenses	1.09	%(C)	1.16%	1.11%	1.24%	1.25%	1.25	%(C)
Gross expenses	1.09	%(C)	1.16%	1.11%	1.24%	1.26%	1.63	%(C)
Net investment income (loss)	0.44	%(C)	0.04%	(0.49%)	0.05%	0.14%	1.11	%(C)
Portfolio turnover rate	31	%(B)	70%	64%	99%	62%	71%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Not annualized.

(C)	Annualized.

(D)	Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying Notes to Financial Statements.

23

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class Institutional

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	September 30,		Ended	Ended
	2013		March 31,	March 31,
	(Unaudited)		2013	2012(A)
Net asset value at beginning of period	$23.99		$22.65	$25.30
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.04	(0.03)
Net realized and unrealized gains (losses) on
investments	2.11		2.76	(1.33)
Total from investment operations	2.22		2.80	(1.36)
Distributions from:
Realized capital gains	—		(1.46)	(1.29)
Net asset value at end of period	$26.21		$23.99	$22.65
Total return	9.25	%(B)	13.23%	(4.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$32,714		$38,821	$25,550
Ratio to average net assets:
Net expenses	0.99	%(C)	0.98%	1.03	%(C)
Gross expenses	0.99	%(C)	0.98%	1.17	%(C)
Net investment income (loss)	0.54	%(C)	0.21%	(0.41	%)(C)
Portfolio turnover rate	31	%(B)	70%	64%

(A)	Represents the period from commencement of operations (April 1, 2011) through March 31, 2012.

(B)	Not annualized.

(C)	Annualized.

See accompanying Notes to Financial Statements.

24

Notes to Financial Statements

September 30, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds including the following three funds, (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone Large Cap Growth Fund (“Large Cap Growth Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

The Mid Cap Growth Fund is an open-end, diversified, management investment company. The Growth Opportunities Fund and the Large Cap Growth Fund are each an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class B shares, Class C shares, Class Y shares, and Institutional Class shares. Class B shares are closed to new investors and subsequent purchases. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

25

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into to U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate

26

Notes to Financial Statements (Unaudited) (Continued)

share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Growth Opportunities Fund	$9,577,549	$9,735,600
Large Cap Growth Fund	97,400,554	99,022,015
Mid Cap Growth Fund	16,408,276	16,674,929

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A Shares. The maximum offering price per share of Class B, Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

27

Notes to Financial Statements (Unaudited) (Continued)

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Class B shares of the Funds are subject to a CDSC of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by investee Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2013:

	Growth	Large Cap	Mid Cap
	Opportunities	Growth	Growth
	Fund	Fund	Fund
Purchases of investment securities	$68,821,070	$458,414,517	$197,595,792
Proceeds from sales and maturities	$66,977,852	$511,979,065	$226,096,358

There were no purchases or proceeds from sales and maturities of U.S.Government securities by the Funds for the six months ended September 30, 2013.

28

Notes to Financial Statements (Unaudited) (Continued)

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Growth Opportunities Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion
Large Cap Growth Fund	0.75% on the first $200 million
0.70% of the next $800 million
0.65% of such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% of the next $500 million
0.65% of such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Navellier & Associates, Inc.

Large Cap Growth Fund

Westfield Capital Management Company, L.P.

Growth Opportunities Fund

Mid Cap Growth Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
Fund	Class A	Class B	Class C	Class Y	Class
Growth Opportunities Fund*	1.24%	—	1.99%	0.99%	0.84%
Large Cap Growth Fund**	1.25%	2.00%	2.00%	0.99%	—
Mid Cap Growth Fund	1.43%	2.18%	2.18%	1.18%	1.03%

*	Prior to September 10, 2013, the expense limitations for Class A, Class C, Class Y, and Institutional Class shares of Growth Opportunities Fund were 1.20%, 1.95%, 0.95%, and 0.84%, respectively.

**	Prior to September 10, 2013, the expense limitations for Class A, Class B, Class C and Class Y of the Large Cap Growth Fund were 1.20%, 1.95%, 1.95% and 0.95%, respectively.

29

Notes to Financial Statements (Unaudited) (Continued)

These expense limitations will remain in effect for all Funds until at least July 29, 2014.

During the six months ended September 30, 2013, the Advisor or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Operating Other
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed
Growth Opportunities Fund	$—	$146,243	$45,619
Large Cap Growth Fund	—	—	497,550

Effective July 20, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of September 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	March 31,	March 31,
	2016	2017
Growth Opportunities Fund	$178,636	$153,704
Large Cap Growth Fund	390,044	280,754

For the six months ended September 30, 2013 , the Advisor may recoup fees subject to Board approval, from the Growth Opportunities Fund of $9,102.

ADMINISTRATION AGREEMENTS

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex, (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex, (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

30

Notes to Financial Statements (Unaudited) (Continued)

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A share pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B plan, each Fund offering class B share pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class B shares. Under the Class C plan, each Fund offering Class C share pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended September 30, 2013:

Fund	Amount
Growth Opportunities Fund	$1,734
Large Cap Growth Fund	15,428
Mid Cap Growth Fund	9,910

In addition, the Underwriter collected CDSC on the redemption of Class A, Class B, and Class C shares of the following Funds during the six months ended September 30, 2013:

	Class	Class	Class
Fund	A	B	C
Growth Opportunities Fund	$—	$—	$33
Large Cap Growth Fund	1	342	6,204
Mid Cap Growth Fund	4	327	2,583

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended September 30, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
Fund	03/31/13	Purchases	Sales	09/30/13	Dividends	09/30/13
Growth Opportunities Fund	13,082,761	53,861,188	(59,722,198)	7,221,751	$918	$7,221,751
Large Cap Growth Fund	3,768,527	235,817,647	(223,390,629)	16,195,545	1,989	16,195,545
Mid Cap Growth Fund	13,517,237	109,407,960	(103,910,820)	19,014,377	2,224	19,014,377

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not

31

Notes to Financial Statements (Unaudited) (Continued)

the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2013 and March 31, 2012 was as follows:

	Growth		Large Cap		Mid Cap
	Opportunities Fund		Growth Fund		Growth Fund
	2013	2012	2013	2012	2013	2012
From ordinary income	$13,520,246	$—	$4,798,981	$—	$5,551,913	$42,015,658
From long-term capital gains	—	—	—	—	35,848,435	—
	$13,520,246	$—	$4,798,981	$—	$41,400,348	$42,015,658

The following information is computed on a tax basis for each item as of March 31, 2013:

	Growth	Large Cap	Mid Cap
	Opportunities	Growth	Growth
	Fund	Fund	Fund
Tax cost of portfolio investments	$194,093,781	$796,224,922	$573,303,648
Gross unrealized appreciation	33,739,563	162,158,410	117,693,497
Gross unrealized depreciation	(4,584,726)	(5,769,168)	(19,731,581)
Net unrealized appreciation	29,154,837	156,389,242	97,961,916
Accumulated capital and other losses	(21,027,680)	—	—
Undistributed ordinary income	—	123,507	—
Qualified Late-Year losses	(929,180)	—	—
Undistributed capital gains	—	17,425,900	24,581,625
Accumulated earnings	$7,197,977	$173,938,649	$122,543,541

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of March 31, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

						No	No
	Short Term Expiring on					Expiration	Expiration
Fund	2014	2017		2018		Short Term*	Long Term*	Total
Growth Opportunities Fund	$—	$19,598,166	**	$1,429,514	**	$—	$—	$21,027,680

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act are effective for the Funds’ fiscal year ending March 31, 2013. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**	Utilization may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

32

Notes to Financial Statements (Unaudited) (Continued)

As of September 30, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation(depreciation) as follow:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Growth Opportunities Fund	$205,066,596	$49,947,110	$(2,588,299)	$47,358,811
Large Cap Growth Fund	884,478,781	176,233,206	(15,156,070)	161,077,136
Mid Cap Growth Fund	572,664,719	134,395,674	(4,511,354)	129,884,320

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

9. Fund Mergers

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the FifthThird Mid Cap Growth Fund and the Fifth Third Quality Growth Fund (each an “Acquired Fund”), each a series of Fifth Third Funds (“Fifth Third”), to the Touchstone Growth Opportunities Fund and the Touchstone Large Cap Growth Fund (each an “Acquiring Fund”), respectively. The mergers took place on September 10, 2012.

33

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
			Touchstone	Touchstone
	Fifth Third		Growth	Growth
	Mid Cap		Opportunities	Opportunities
	Growth Fund		Fund	Fund
Class A *
Shares	572,780	(A)	2,248,976	2,821,757
Net Assets	$14,817,828		$58,180,948	$72,998,776
Net Asset Value	$25.87	(A)	$25.87	$25.87
Class C
Shares	20,324	(B)	366,835	387,159
Net Assets	$483,997		$8,736,093	$9,220,090
Net Asset Value	$23.81	(B)	$23.81	$23.81
Class Y *
Shares	1,938,310	(C)	515,855	2,454,164
Net Assets	$50,516,751		$13,444,300	$63,691,051
Net Asset Value	$26.06	(C)	$26.06	$26.06
Institutional Class
Shares	—		2,695,048	2,695,048
Net Assets	$—		$70,607,136	$70,607,136
Net Asset Value	$—		$26.20	$26.20
Total Fund
Shares Outstanding	4,987,746		5,826,714	8,358,128
Net Assets	$65,818,576		$150,968,477	$216,787,053
Unrealized Appreciation (Depreciation)	$10,318,769		$9,176,645	$19,495,414

(A) Reflects a 0.4885:1 stock split on Class A Shares and a 0.4272:1 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 0.4334:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 0.5149:1 stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares and Class Y shares, respectively, of the Acquiring Funds.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	Quality		Large Cap	Large Cap
	Growth Fund		Growth Fund	Growth Fund
Class A *
Shares	2,188,990	(A)	8,811,417	11,000,407
Net Assets	$60,528,345		$243,647,557	$304,175,902
Net Asset Value	$27.65	(A)	$27.65	$27.65
Class B
Shares	—		336,597	336,597
Net Assets	$—		$8,863,111	$8,863,111
Net Asset Value	$—		$26.33	$26.33
Class C
Shares	39,069	(B)	4,454,876	4,493,945
Net Assets	$1,021,152		$116,437,117	$117,458,269
Net Asset Value	$26.14	(B)	$26.14	$26.14

34

Notes to Financial Statements (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	Quality		Large Cap	Large Cap
	Growth Fund		Growth Fund	Growth Fund
Class Y *
Shares	6,984,781	(C)	14,937,356	21,922,137
Net Assets	$195,449,178		$417,980,580	$613,429,758
Net Asset Value	$27.98	(C)	$27.98	$27.98
Total Fund
Shares Outstanding	14,565,867		28,540,246	37,753,086
Net Assets	$256,998,675		$786,928,365	$1,043,927,040
Unrealized Appreciation (Depreciation)	$83,525,041		$164,097,186	$247,622,227

(A) Reflects a 0.6217:1 stock split on Class A Shares and a 0.5655 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 0.5782:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 0.6364:1 stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares and Class Y shares, respectively, of the Acquiring Funds.

Assuming the reorganization had been completed on April 1, 2012, the results of operations for the Growth Opportunities Fund and the Large Cap Growth Fund for the year ended March 31, 2013 would have been as follows:

	Touchstone
	Growth	Touchstone
	Opportunities	Large Cap
	Fund	Growth Fund
Net investment income (loss)	$(12,235)	$4,631,816
Net realized and unrealized gain (loss) on investments	$37,735,938	$110,353,868
Net increase in asset from operations	$37,723,703	$114,985,684

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Funds that have been included in their statements of operations since the reorganizations.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

35

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407 or can be obtained on the Touchstone website at ww.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2013.

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect on any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each share class of the Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

		Net Expense	Beginning	Ending	Expenses Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2013	2013	2013	2013*
Touchstone Growth Opportunities Fund
Class A	Actual	1.20%	$1,000.00	$1,114.60	$6.36
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,110.50	$10.32
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.93%	$1,000.00	$1,116.20	$4.93
Class Y	Hypothetical	0.93%	$1,000.00	$1,020.41	$4.71

Institutional Class	Actual	0.84%	$1,000.00	$1,017.10	$4.46
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26

Touchstone Large Cap Growth Fund
Class A	Actual	1.21%	$1,000.00	$1,084.90	$6.32
Class A	Hypothetical	1.21%	$1,000.00	$1,019.00	$6.12

Class B	Actual	1.81%	$1,000.00	$1,081.70	$9.45
Class B	Hypothetical	1.81%	$1,000.00	$1,015.99	$9.15

Class C	Actual	1.96%	$1,000.00	$1,080.60	$10.22
Class C	Hypothetical	1.96%	$1,000.00	$1,015.24	$9.90

Class Y	Actual	0.95%	$1,000.00	$1,086.40	$4.97
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.31	$4.81

Touchstone Mid Cap Growth Fund
Class A	Actual	1.40%	$1,000.00	$1,090.20	$7.34
Class A	Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08

Class B	Actual	1.80%	$1,000.00	$1,088.40	$9.42
Class B	Hypothetical	1.80%	$1,000.00	$1,016.04	$9.10

Class C	Actual	2.13%	$1,000.00	$1,086.50	$11.14
Class C	Hypothetical	2.13%	$1,000.00	$1,014.39	$10.76

Class Y	Actual	1.09%	$1,000.00	$1,092.00	$5.72
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Institutional Class	Actual	0.99%	$1,000.00	$1,092.50	$5.19
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [183/365] (to reflect one-half year period).

37

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38

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

39

Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1310

September 30, 2013

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Flexible Income Fund

(formerly known as Touchstone Strategic Income Fund)

Touchstone International Value Fund

Touchstone Small Cap Growth Fund

Touchstone Small Company Value Fund

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolios of Investments:
Flexible Income Fund (Formerly known as Touchstone Strategic Income Fund)	5
Touchstone International Value Fund	11
Touchstone Small Cap Growth Fund	13
Touchstone Small Company Value Fund	15
Statements of Assets and Liabilities	17 - 18
Statements of Operations	19
Statements of Changes in Net Assets	20 - 23
Statements of Changes in Net Assets - Capital Stock Activity	24 - 27
Financial Highlights	28 - 35
Notes to Financial Statements	36 - 53
Other Items	54 - 55
Privacy Protection Policy	59

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2013

The tables below provide each Fund’s sector allocation and, in the case of Touchstone Flexible Income Fund, its credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	9.3%
AA/Aa	23.7
A/A	7.7
BBB/Baa	36.3
BB/Ba	12.1
B/B	7.0
CCC/Caa	1.6
NR	2.3
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	9.9%
BBB/Baa	60.7
BB/Ba	19.5
B/B	1.3
NR	8.6
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	56.7%
Preferred Stocks	31.7
Common Stocks
Financials	2.4
Utilities	2.2
Health Care	1.7
Energy	1.7
Industrials	0.9
Telecommunication Services	0.5
Consumer Staples	0.4
Exchange Traded Fund	0.7
Investment Funds	4.5
Other Assets/Liabilities (Net)	(3.4)
Total	100.0%

Touchstone International Value Fund
Sector Allocation**	(% of Net Assets)
Financials	30.2%
Industrials	14.0
Consumer Staples	9.8
Energy	9.5
Health Care	9.0
Consumer Discretionary	7.8
Materials	6.8
Utilities	5.3
Information Technology	3.0
Telecommunication Services	2.3
Investment Funds	11.4
Other Assets/Liabilities (Net)	(9.1)
Total	100.0%

Touchstone Small Cap Growth Fund
Sector Allocation**	(% of Net Assets)
Information Technology	22.8%
Health Care	20.1
Consumer Discretionary	19.3
Industrials	14.2
Financials	10.1
Energy	4.9
Consumer Staples	3.0
Materials	2.2
Investment Funds	7.5
Other Assets/Liabilities (Net)	(4.1)
Total	100.0%

* Composite of Standard and Poors, Moody's and Fitch ratings.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Company Value Fund
Sector Allocation*	(% of Net Assets)
Financials	31.2%
Industrials	20.7
Consumer Discretionary	13.2
Information Technology	12.4
Materials	10.5
Energy	4.5
Utilities	3.3
Health Care	3.2
Investment Funds	9.1
Other Assets/Liabilities (Net)	(8.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Portfolio of Investments

Flexible Income Fund – September 30, 2013 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds— 32.9%

	Financials — 16.1%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$486,490
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,112,276
1,000,000	AXA SA, 144a, 6.379%, 12/31/49(B)	961,250
1,240,000	BioMed Realty LP, 3.850%, 4/15/16	1,300,031
1,750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	1,903,125
1,645,000	Citigroup, Inc., 5.350%, 5/29/49(B)	1,431,150
2,101,000	DDR Corp. MTN, 7.500%, 7/15/18	2,501,883
1,500,000	Doric Nimrod Air Alpha 2013-1 Pass
	Through Trust, 144a,
	6.125%, 11/30/19	1,511,250
2,993,844	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	3,147,153
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	1,939,557
2,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	2,137,044
5,400,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	5,872,500
2,000,000	Hutchison Whampoa International 11
	Ltd., 144a, 3.500%, 1/13/17	2,088,870
2,550,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	2,766,750
2,500,000	PNC Financial Services Group, Inc.,
	4.483%, 5/29/49(B)	2,487,500
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	1,673,750
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,303,000
4,475,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	4,922,500
		41,546,079

	Consumer Discretionary — 6.3%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,328,125
1,000,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,057,285
956,000	Lear Corp., 7.875%, 3/15/18	1,010,970
1,250,000	Macy's Retail Holdings, Inc.,
	6.650%, 7/15/24	1,463,815
970,000	MGM Resorts International,
	4.250%, 4/15/15	1,234,931
1,000,000	O'Reilly Automotive, Inc.,
	3.800%, 9/1/22	983,835
2,650,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	2,570,500
1,427,000	Standard Pacific Corp.,
	10.750%, 9/15/16	1,705,265
2,000,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	2,045,000
1,250,000	United States Cellular Corp.,
	6.700%, 12/15/33	1,213,288
1,647,000	Visteon Corp., 6.750%, 4/15/19	1,749,938
		16,362,952

	Industrials — 5.4%
2,510,000	Asciano Finance Ltd., 144a,
	3.125%, 9/23/15	2,560,679
2,500,000	B/E Aerospace, Inc., 5.250%, 4/1/22	2,481,250
3,075,000	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,975,062
2,881,352	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,147,877
2,750,000	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,653,750
		13,818,618

	Energy — 2.6%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,241,750
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,824,615
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,474,810
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,070,000
		6,611,175

	Materials — 1.5%
1,525,000	FMG Resources August 2006 Pty Ltd.,
	144a, 7.000%, 11/1/15	1,570,750
2,500,000	Freeport-Mcmoran Copper & Gold,
	Inc., 3.550%, 3/1/22	2,299,248
		3,869,998

	Utilities — 1.0%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,020,000
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,460,458
		2,480,458
	Total Corporate Bonds	$84,689,280

	Sovereign Government Obligations — 9.4%
1,870,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/14	844,025
1,900,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/17	827,635
67,320,000	Mexican Bonos (MXN),
	6.250%, 6/16/16	5,414,247
4,300,000	New Zealand Government Bond
	(NZD), 6.000%, 12/15/17	3,858,150
7,500,000	Poland Government Bond (PLN),
	5.000%, 4/25/16	2,497,718
3,700,000	Province of British Columbia (CAD),
	5.300%, 6/18/14	3,699,282
850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	875,152

5

Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Sovereign Government Obligations — 9.4%
	(Continued)
$4,500,000	Province of Ontario Canada (CAD),
	1.900%, 9/8/17	$4,342,682
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,817,825
	Total Sovereign Government Obligations	$24,176,716

	Agency Collateralized Mortgage Obligations — 5.2%
1,763,843	FHLMC REMIC, Ser 2638 Class ST,
	7.468%, 2/15/18(B)	60,082
2,872,949	FHLMC REMIC, Ser 3199 Class DS,
	6.968%, 8/15/36(B)	506,761
3,955,278	FNMA REMIC, Ser 2008-60 Class SA,
	6.321%, 7/25/38(B)	526,278
18,179,528	GNMA, Ser 2010-66 Class IO,
	1.251%, 6/16/52(B)	1,087,390
14,246,191	GNMA, Ser 2011-126 Class IO,
	1.589%, 4/16/53(B)	1,090,176
9,023,549	GNMA, Ser 2011-64 Class IX,
	0.822%, 10/16/44(B)	532,813
15,556,430	GNMA, Ser 2011-78, Class IX,
	1.215%, 8/16/46(B)	1,038,236
5,616,138	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	690,624
29,358,356	GNMA, Ser 2012-22, Class IO,
	1.597%, 10/16/53(B)	2,304,572
12,740,409	GNMA, Ser 2012-27 Class IO,
	1.317%, 4/16/53(B)	908,009
19,461,826	GNMA, Ser 2012-33 Class IO,
	1.344%, 6/16/52(B)	1,413,454
17,250,970	GNMA, Ser 2012-46 Class IO,
	1.394%, 9/16/53(B)	1,241,639
15,205,890	GNMA, Ser 2012-67 Class IO,
	1.520%, 10/16/53(B)	1,240,208
9,827,914	GNMA, Ser 2012-86 Class IO,
	1.288%, 12/16/53(B)	754,499
	Total Agency Collateralized Mortgage Obligations	$13,394,741

	Commercial Mortgage-Backed Securities — 3.6%
2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR8, Ser
	2005-PWR8, Class AJ,
	4.750%, 6/11/41	2,384,113
880,994	Morgan Stanley Mortgage Loan Trust
	Ser 2004-7AR, Class 2A6,
	2.471%, 9/25/34(B)	856,185
2,530,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	2,591,439
966,707	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.176%, 8/25/35(B)	932,813
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,574,300
	Total Commercial Mortgage-Backed Securities	$9,338,850

	Asset-Backed Securities — 2.3%
768,925	ACS Pass Through Trust, Ser 2006-1A,
	Class G1, 144a, 0.452%, 6/20/31(B)	697,800
1,164,343	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	1,237,865
1,313,087	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.279%, 7/25/37(B)	1,254,791
850,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	839,462
855,898	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	917,661
960,614	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(C)	996,488
	Total Asset-Backed Securities	$5,944,067

	U.S. Government Mortgage-Backed Obligations — 1.5%
50,582	FHLMC, Pool #972110,
	2.376%, 10/1/32(B)	50,924
180,014	FHLMC, Pool #G03170, 6.500%, 8/1/37	200,794
172,254	FHLMC, Pool #G12780, 6.500%, 9/1/22	190,471
26,229	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	26,095
252,463	FNMA, Pool #844415, 5.500%, 10/1/35	275,227
1,099,102	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,158,680
797,943	FNMA, Pool #AB1953, 4.000%, 12/1/40	839,929
937,462	FNMA, Pool #AB3387, 4.000%, 8/1/41	985,709
	Total U.S. Government Mortgage-Backed Obligations	$3,727,829

	Term Loan— 1.0%

	Financials — 1.0%
2,710,000	VML US Finance LLC Loan Tranche
	Term Loan, 11/15/16(D)	2,676,125

	Non-Agency Collateralized Mortgage Obligations — 0.8%
236,518	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(C)	246,510
665,305	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	683,116
11,495	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.298%, 12/25/32(B)	11,722

6

Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value
	Non-Agency Collateralized Mortgage
	Obligations — 0.8% (Continued)
$460,759	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	$469,413
469,997	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.667%, 11/25/34(B)	470,755
41,881	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2006-3 Class A1,
	5.500%, 3/25/36	41,843
	Total Non-Agency Collateralized Mortgage Obligations	$1,923,359

Shares

	Preferred Stocks— 31.7%

	Financials — 22.0%
38,000	Aegon N.V. (Netherlands), 6.38%	881,600
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,254,960
36,900	Allstate Corp. (The), 6.75%	924,345
71,500	American Capital Agency Corp., 8.00%	1,830,400
79,250	American Financial Group, Inc., 7.00%	1,985,212
107,000	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,588,330
86,750	Aviva PLC (United Kingdom), 8.25%	2,402,108
28,198	CBL & Associates Properties, Inc. REIT,
	7.38%	704,386
53,450	Citigroup Capital XIII, 7.88%(B)	1,468,272
21,839	CoBank ACB, 6.13%	2,057,644
57,780	Corporate-Backed Trust Certificates,
	Ser AIG, 6.13%	1,316,228
3,200	Corporate-Backed Trust Certificates,
	Ser HSBC, 6.25%	77,664
93,629	Countrywide Capital V, 7.00%	2,361,323
110,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	2,652,188
35,700	Duke Realty Corp. REIT, 6.50%	844,305
191,255	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	4,769,900
1,000	First Tennessee Bank NA, 144a,
	3.75%(B)	729,375
66,880	Kimco Realty Corp., Ser H REIT, 6.90%†	1,668,656
80,000	Kimco Realty Corp., Ser I REIT, 6.00%†	1,755,200
87,000	Lloyds Banking Group PLC (United
	Kingdom), 7.75%	2,316,810
43,779	Merrill Lynch Preferred Capital Trust III,
	7.00%	1,092,286
51,690	Metlife, Inc., 5.00%	1,481,435
29,000	Morgan Stanley, 7.13%(B)	730,800
21,000	PNC Financial Services Group, Inc., Ser
	P, 6.13%(B)	530,040
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,053,860
67,000	PS Business Parks, Inc., Ser U REIT,
	5.75%	1,346,700
30,000	Public Storage, Ser P REIT, 6.35%†	738,600
72,000	Public Storage REIT, 5.90%	1,640,880
62,925	Public Storage REIT, 6.50%†	1,588,227
82,800	Realty Income Corp., Ser F REIT, 6.63%	2,006,244
88,000	Regency Centers Corp., Ser 6 REIT,
	6.63%	2,059,200
28,500	Stifel Financial Corp., 6.70%	735,300
73,200	US Bancorp, Ser F, 6.50%(B)	1,902,468
70,000	US Bancorp, Ser G, 6.00%(B)†	1,885,800
94,275	Vornado Realty LP REIT, 7.88%	2,471,890
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	653,900
		56,506,536

	Utilities — 5.0%
35,000	Alabama Power Co., 6.45%	910,000
56,480	Dominion Resources, Inc. VA, 6.13%	3,012,643
51,000	DTE Energy Co., 6.50%	1,254,600
21,000	Entergy Louisiana LLC, 6.00%	521,010
20,000	Entergy Louisiana LLC, 5.88%†	482,600
84,000	Entergy Mississippi, Inc., 6.00%	2,022,720
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,039,600
27,288	Southern California Edison Co.,
	5.11%(B)	2,764,616
		13,007,789

	Consumer Discretionary — 2.4%
64,500	General Motors Co., Ser B, 4.75%	3,234,675
107,009	Telephone & Data Systems, Inc., 6.88%	2,572,496
15,000	Telephone & Data Systems, Inc., 5.88%	304,950
		6,112,121

	Industrials — 2.3%
154,100	Seaspan Corp. (Marshall Islands),
	9.50%†	4,176,110
42,200	Stanley Black & Decker, Inc., 5.75%	929,244
13,650	United Technologies Corp., 7.50%	884,384
		5,989,738
	Total Preferred Stocks	$81,616,184

	Common Stocks— 9.8%

	Financials — 2.4%
59,000	Home Loan Servicing Solutions Ltd.	1,298,590
45,205	Hospitality Properties Trust REIT	1,279,302
113,556	Starwood Property Trust, Inc. REIT	2,721,937
93,142	Two Harbors Investment Corp. REIT	904,409
		6,204,238

	Utilities — 2.2%
17,529	NextEra Energy, Inc.	1,405,125
76,220	PPL Corp.*	4,095,301
		5,500,426

	Health Care — 1.7%
29,112	Covidien PLC (Iran)	1,774,085
38,017	Pfizer, Inc.	1,091,468
23,029	Roche Holding AG ADR (Switzerland)	1,555,148
		4,420,701

7

Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value
	Common Stocks — 9.8% (Continued)

	Energy — 1.7%
66,027	BP PLC ADR (United Kingdom)	$2,775,115
17,416	Occidental Petroleum Corp.	1,629,093
		4,404,208

	Industrials — 0.9%
16,642	Eaton Corp. PLC	1,145,635
15,140	Honeywell International, Inc.	1,257,226
		2,402,861

	Telecommunication Services — 0.5%
29,100	BCE, Inc. (Canada)†	1,242,570

	Consumer Staples — 0.4%
12,025	Philip Morris International, Inc.	1,041,245
	Total Common Stocks	$25,216,249

	Exchange Traded Fund — 0.7%
35,337	WisdomTree Japan Hedged Equity
	Fund	1,693,702

	Investment Funds— 4.5%
135,400	American Income Fund, Inc.	1,000,606
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund	425,036
5,466,200	Invesco Government & Agency
	Portfolio, Institutional Class**	5,466,200
4,611,473	Touchstone Institutional Money
	Market Fund^	4,611,473
	Total Investment Funds	$11,503,315

Total Investment Securities —103.4%
(Cost $266,112,348)		265,900,417

Liabilities in Excess of Other Assets — (3.4%)		(8,621,133)

Net Assets — 100.0%		$257,279,284

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2013.

(D)	This security has not settled. Full contract rates do not take effect until settlement date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $5,315,891.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

NZD - New Zealand Dollar

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 these securities were valued at $15,508,877 or 6.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

8

Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate
Bonds	$—	$84,689,280	$—	$84,689,280
Sovereign
Government
Obligations	—	24,176,716	—	24,176,716
Agency
Collateralized
Mortgage
Obligations	—	13,394,741	—	13,394,741
Commercial
Mortgage-Backed
Securities	—	9,338,850	—	9,338,850
Asset-Backed
Securities	—	5,944,067	—	5,944,067
U.S.
Government
Mortgage-Backed
Obligations	—	3,727,829	—	3,727,829
Term Loan	—	2,676,125	—	2,676,125
Non-Agency
Collateralized
Mortgage
Obligations	—	1,923,359	—	1,923,359
Preferred
Stocks	81,616,184	—	—	81,616,184
Common
Stocks	25,216,249	—	—	25,216,249
Exchanged
Traded Fund	1,693,702	—	—	1,693,702
Investment
Funds	11,503,315	—	—	11,503,315
				$265,900,417

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***

Assets:
Forward
Currency
Contracts	$—	$27,240	$—	$27,240
				$27,240
Liabilities:
Forward
Currency
Contracts	$—	$(273,712)	$—	$(273,712)
				$(273,712)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

9

Flexible Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
BNY ConvergEx	10/01/2013	CAD	5,000,000	USD	4,884,985	$9,027
BNY ConvergEx	10/01/2013	GBP	875,000	USD	1,402,019	14,514
BNY ConvergEx	10/01/2013	USD	4,802,170	CAD	5,000,000	(51,842)
BNY ConvergEx	10/01/2013	USD	1,334,944	GBP	875,000	(81,589)
BNY ConvergEx	11/19/2013	USD	1,677,267	AUD	1,800,000	3,699
BNY ConvergEx	11/19/2013	USD	1,648,808	BRL	3,770,000	(32,152)
BNY ConvergEx	11/19/2013	USD	5,897,820	JPY	585,000,000	(55,382)
BNY ConvergEx	12/18/2013	USD	3,828,148	NZD	4,670,000	(29,069)
BNY ConvergEx	12/19/2013	USD	4,496,982	CAD	4,650,000	(8,174)
BNY ConvergEx	12/19/2013	USD	1,497,273	GBP	935,000	(15,504)
						$(246,472)

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone International Value Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.3%

United Kingdom — 18.7%
Anglo American PLC	60,198	$1,479,368
Barclays PLC	511,331	2,197,805
BP PLC	489,846	3,434,553
Dairy Crest Group PLC	241,247	1,778,987
DS Smith PLC	614,628	2,865,677
Imperial Tobacco Group PLC	100,639	3,726,104
National Grid PLC	264,305	3,125,705
Royal Dutch Shell PLC - Class A	94,322	3,110,974
Sage Group PLC (The)	255,753	1,365,507
		23,084,680

Switzerland — 12.8%
ABB Ltd.	70,072	1,657,367
ABB Ltd. ADR	33,500	790,265
Credit Suisse Group AG	94,456	2,884,806
Helvetia Holding AG	1,977	876,626
Lonza Group AG	22,700	1,857,467
Novartis AG	53,949	4,146,023
Swiss Life Holding AG	9,200	1,741,627
Zurich Insurance Group AG	7,162	1,844,452
		15,798,633

Japan — 10.8%
Amada Co. Ltd.	379,000	3,404,619
Canon, Inc.	67,400	2,146,213
ITOCHU Corp.†	224,000	2,739,183
Mabuchi Motor Co. Ltd.	44,900	2,361,595
Sumitomo Corp.†	176,400	2,372,458
Yokogawa Electric Corp.	16,200	230,404
		13,254,472

Norway — 7.2%
DNB ASA	191,301	2,904,549
Marine Harvest ASA†	2,807,970	2,997,908
Orkla ASA	227,367	1,656,122
Seadrill Ltd.†	25,500	1,149,540
Seadrill Ltd.	3,248	145,730
		8,853,849

Netherlands — 7.0%
Aegon N.V.	364,100	2,694,373
Delta Lloyd N.V.	137,200	2,919,661
ING Groep NV*	263,043	2,971,768
		8,585,802

France — 6.1%
Casino Guichard Perrachon SA	25,731	2,651,492
GDF Suez	43,036	1,081,169
Sanofi	37,825	3,836,331
		7,568,992

Germany — 5.0%
Daimler AG	44,900	3,500,010
Deutsche Boerse AG	34,806	2,618,525
		6,118,535

Singapore — 4.8%
Jardine Cycle & Carriage Ltd.	107,000	3,253,796
United Overseas Bank Ltd.	159,000	2,619,688
		5,873,484

Denmark — 4.0%
Danske Bank A/S*	115,925	2,495,927
TDC A/S	284,600	2,408,190
		4,904,117

Italy — 3.1%
Eni SpA†	75,091	1,721,897
Snam SpA	415,508	2,104,577
		3,826,474

Spain — 2.4%
Banco Santander SA	366,688	2,990,333

South Korea — 2.3%
Hankook Tire Co. Ltd.	12,200	697,029
Shinhan Financial Group Co. Ltd.	53,350	2,166,913
		2,863,942

Austria — 2.2%
Erste Group Bank AG	86,300	2,727,302

Brazil — 2.2%
Brookfield Incorporacoes SA*	555,000	403,172
Embraer SA ADR†	71,200	2,311,864
		2,715,036

Ireland — 2.1%
CRH PLC	110,300	2,639,200

Russia — 1.7%
Rosneft OAO GDR	252,900	2,111,715

Hong Kong — 1.1%
Guangdong Investment Ltd.	252,000	216,393
Yue Yuen Industrial Holdings Ltd.	401,800	1,121,594
		1,337,987

Israel — 1.0%
Teva Pharmaceutical Industries Ltd. ADR	33,900	1,280,742

United States — 0.8%
Philip Morris International, Inc.	11,400	987,126

Cayman Islands — 0.7%
Dongyue Group†	1,796,900	873,440

India — 0.5%
Tata Motors Ltd. ADR	23,400	622,907

Luxembourg — 0.5%
Arcelormittal	42,388	582,621

11

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.3% (Continued)

Indonesia — 0.3%
Telekomunikasi Indonesia Persero Tbk PT	2,083,700	$377,873
Total Common Stocks		$119,979,262

	Number
	of
	Rights

Rights — 0.4%
Barclays PLC, Strike price $2.66, Expiration 10/03/13*	131,233	564,065
Investment Funds— 11.4%
Invesco Government & Agency
Portfolio, Institutional Class**	13,595,487	13,595,487
Touchstone Institutional Money Market Fund^	466,807	466,807
Total Investment Funds		$14,062,294

Total Investment Securities —109.1%
(Cost $127,801,590)		$134,605,621

Liabilities in Excess of Other Assets — (9.1%)		(11,265,508)

Net Assets — 100.0%		$123,340,113

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $12,736,397.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$119,979,262	$—	$—	$119,979,262
Rights	564,065	—	—	564,065
Investment Funds	14,062,294	—	—	14,062,294
				$134,605,621

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Small Cap Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.6%

Information Technology — 22.8%
Entegris, Inc.*	67,942	$689,611
Euronet Worldwide, Inc.*	27,805	1,106,639
FEI Co.	13,691	1,202,070
Finisar Corp.*	31,884	721,536
Heartland Payment Systems, Inc.†	39,320	1,561,790
IAC/InterActiveCorp	22,564	1,233,575
InterXion Holding NV (Netherlands)	26,906	598,389
Ixia*	45,371	710,964
Lender Processing Services, Inc.	33,478	1,113,813
MAXIMUS, Inc.	23,828	1,073,213
Mentor Graphics Corp.	54,143	1,265,323
Open Text Corp. (Canada)†	11,794	880,422
Power Integrations, Inc.	13,582	735,465
PTC, Inc.*	13,145	373,712
Semtech Corp.*	30,928	927,531
Syntel, Inc.	10,164	814,136
Ultratech, Inc.*	16,647	504,404
ViaSat, Inc.*	16,583	1,057,166
Virtusa Corp.*	26,064	757,420
		17,327,179

Health Care — 20.1%
ABIOMED, Inc.*	36,268	691,631
Air Methods Corp.†	17,278	736,043
Akorn, Inc.*	40,181	790,762
Centene Corp.*	14,113	902,667
Charles River Laboratories International, Inc.*	30,763	1,423,096
DexCom, Inc.*	26,461	746,994
Hanger, Inc.*	10,461	353,163
Health Management Associates, Inc. - Class A*	81,607	1,044,570
Icon PLC (Ireland)*	29,252	1,197,284
Jazz Pharmaceuticals PLC (Ireland)*	12,720	1,169,858
MedAssets, Inc.*	31,040	789,037
PAREXEL International Corp.*	22,601	1,135,248
PerkinElmer, Inc.	25,974	980,518
Salix Pharmaceuticals Ltd.*	13,493	902,412
Santarus, Inc.*	34,851	786,587
United Therapeutics Corp.*	10,257	808,764
WuXi PharmaTech Cayman, Inc. ADR*	27,924	765,118
		15,223,752

Consumer Discretionary — 19.3%
ANN, Inc.*	15,561	563,619
Arctic Cat, Inc.	15,181	866,076
Cabela's, Inc.*	15,179	956,732
Caesars Entertainment Corp.*	38,077	750,498
Cracker Barrel Old Country Store, Inc.	17,227	1,778,515
Dana Holding Corp.	42,224	964,396
Dillard's, Inc. - Class A	16,904	1,323,583
Iconix Brand Group, Inc.*	29,784	989,424
Lithia Motors, Inc. - Class A	39,215	2,861,126
Overstock.com, Inc.*	27,005	801,238
Pinnacle Entertainment, Inc.*	30,721	769,561
Thor Industries, Inc.	18,804	1,091,384
Visteon Corp.*	12,672	958,510
		14,674,662

Industrials — 14.2%
Astronics Corp.*	15,366	763,844
AZZ, Inc.	16,316	682,988
Chart Industries, Inc.*	5,704	701,820
DXP Enterprises, Inc.*	8,648	682,933
EnerSys, Inc.	15,191	921,030
Hexcel Corp.*	23,478	910,946
Kirby Corp.*	15,742	1,362,470
Lindsay Corp.	10,412	849,827
Middleby Corp.*	3,674	767,535
Old Dominion Freight Line, Inc.*	1	23
On Assignment, Inc.*	23,515	775,995
Portfolio Recovery Associates, Inc.*	12,356	740,619
Primoris Services Corp.	22,363	569,586
Valmont Industries, Inc.	7,279	1,011,127
		10,740,743

Financials — 10.1%
Amtrust Financial Services, Inc.†	21,241	829,673
BOK Financial Corp.	11,670	739,294
CBOE Holdings, Inc.	24,709	1,117,588
City National Corp.	15,268	1,017,765
Evercore Partners, Inc. - Class A	24,741	1,217,999
HFF, Inc. - Class A	61,005	1,528,175
MarketAxess Holdings, Inc.	8,497	510,161
Virtus Investment Partners, Inc.*	4,489	730,092
		7,690,747

Energy — 4.9%
Carrizo Oil & Gas, Inc.*	27,050	1,009,236
Kodiak Oil & Gas Corp. (Canada)*	64,117	773,251
Matrix Service Co.*	30,733	602,981
W&T Offshore, Inc.	28,723	508,972
Western Refining, Inc.†	26,046	782,422
		3,676,862

Consumer Staples — 3.0%
Casey's General Stores, Inc.	10,342	760,137
Revlon, Inc. - Class A*	27,848	773,340
United Natural Foods, Inc.*	11,330	761,603
		2,295,080

Materials — 2.2%
KapStone Paper and Packaging Corp.	15,451	661,303
Silgan Holdings, Inc.	21,296	1,000,912
		1,662,215
Total Common Stocks		$73,291,240

13

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 7.5%
Invesco Government & Agency
Portfolio, Institutional Class**	5,347,345	$5,347,345
Touchstone Institutional Money Market Fund^	328,389	328,389
Total Investment Funds		$5,675,734

Total Investment Securities —104.1%
(Cost $72,361,282)		$78,966,974

Liabilities in Excess of Other Assets — (4.1%)		(3,107,442)

Net Assets — 100.0%		$75,859,532

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $4,819,748.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$73,291,240	$—	$—	$73,291,240
Investment Funds	5,675,734	—	—	5,675,734
				$78,966,974

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Small Company Value Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.0%

Financials — 31.2%
Anworth Mortgage Asset Corp. REIT	107,500	$519,225
Astoria Financial Corp.	52,160	648,870
Brookline Bancorp, Inc.	64,080	602,993
Campus Crest Communities, Inc. REIT	46,680	504,144
Capitol Federal Financial, Inc.	55,380	688,373
Capstead Mortgage Corp. REIT	62,160	731,623
Chemical Financial Corp.	13,210	368,823
CVB Financial Corp.	45,050	609,076
Dime Community Bancshares, Inc.	8,660	144,189
First Financial Bancorp	43,265	656,330
Hancock Holding Co.	18,679	586,147
Hanover Insurance Group, Inc. (The)	7,145	395,261
Hercules Technology Growth Capital, Inc.	21,382	326,076
Iberiabank Corp.	11,150	578,350
Infinity Property & Casualty Corp.	11,300	729,980
National Bank Holdings Corp. - Class A	21,780	447,361
New Residential Investment Corp. REIT	101,515	672,029
Northfield Bancorp, Inc.	15,270	185,378
Old National Bancorp.	21,820	309,844
Oritani Financial Corp.	8,150	134,149
Sterling Financial Corp.	16,502	472,782
Summit Hotel Properties, Inc. REIT	41,650	382,764
UMB Financial Corp.	6,170	335,278
Washington Federal, Inc.	6,765	139,900
Washington Real Estate Investment Trust REIT	21,450	542,042
Westamerica Bancorporation†	14,085	700,588
		12,411,575

Industrials — 20.7%
ABM Industries, Inc.	36,440	970,033
Acacia Research Corp.	27,710	638,993
Astec Industries, Inc.	8,100	291,276
Curtiss-Wright Corp.	14,665	688,668
Forward Air Corp.	12,500	504,375
Granite Construction, Inc.	31,255	956,403
Harsco Corp.	13,305	331,294
Knight Transportation, Inc.	31,740	524,345
Quanex Building Products Corp.	33,330	627,604
Regal-Beloit Corp.	10,245	695,943
Resources Connection, Inc.	60,070	815,150
Ritchie Bros Auctioneers, Inc. (Canada)†	29,105	587,339
Simpson Manufacturing Co., Inc.	18,640	607,105
		8,238,528

Consumer Discretionary — 13.2%
Chico's FAS, Inc.	43,430	723,544
Ethan Allen Interiors, Inc.†	22,760	634,321
Finish Line, Inc. (The) - Class A	28,730	714,515
Fred's, Inc. - Class A	13,235	207,128
Guess?, Inc.	16,040	478,794
Jones Group, Inc. (The)	33,985	510,115
MDC Holdings, Inc.	31,045	931,660
Men's Wearhouse, Inc. (The)	14,290	486,574
Regis Corp.	38,175	560,409
		5,247,060

Information Technology — 12.4%
ADTRAN, Inc.	11,210	298,634
Brooks Automation, Inc.	63,030	586,809
Cohu, Inc.	31,360	342,138
Diebold, Inc.	23,830	699,649
Intersil Corp.- Class A	66,390	745,560
Micrel, Inc.	95,861	873,294
MKS Instruments, Inc.	24,750	658,102
Tessera Technologies, Inc.	38,345	741,976
		4,946,162

Materials — 10.5%
A Schulman, Inc.	7,880	232,145
AMCOL International Corp.	12,115	395,918
Cabot Corp.	25,185	1,075,651
Globe Specialty Metals, Inc.	37,980	585,272
Haynes International, Inc.	6,670	302,351
Kronos Worldwide, Inc.†	27,890	432,016
Noranda Aluminum Holding Corp.	22,993	56,563
Tronox Ltd.- Class A†	26,940	659,222
US Silica Holdings, Inc.†	18,220	453,678
		4,192,816

Energy — 4.5%
Comstock Resources, Inc.	13,785	219,319
Gulfmark Offshore, Inc. - Class A	8,730	444,270
Tidewater, Inc.	9,145	542,207
Tsakos Energy Navigation Ltd.	41,780	217,674
Western Refining, Inc.†	12,020	361,081
		1,784,551

Utilities — 3.3%
Northwest Natural Gas Co.	3,120	130,978
Portland General Electric Co.	22,345	630,799
UIL Holdings Corp.	14,320	532,418
		1,294,195

Health Care — 3.2%
Hill-Rom Holdings, Inc.	2,010	72,018
Meridian Bioscience, Inc.	10,724	253,623
Quality Systems, Inc.	21,275	462,306
STERIS Corp.	9,095	390,721
Techne Corp.	1,030	82,462
		1,261,130
Total Common Stocks		$39,376,017

15

Touchstone Small Company Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 9.1%
Invesco Government & Agency Portfolio, Institutional Class**	2,821,761	$2,821,761
Touchstone Institutional Money Market Fund^	807,801	807,801
Total Investment Funds		$3,629,562

Total Investment Securities —108.1%
(Cost $39,917,229)		$43,005,579

Liabilities in Excess of Other Assets — (8.1%)		(3,224,287)

Net Assets — 100.0%		$39,781,292

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $2,766,784.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Informations:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,376,017	$—	$—	$39,376,017
Investment Funds	3,629,562	—	—	3,629,562
				$43,005,579

See accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone	Touchstone
	Flexible	International	Small Cap	Small Company
	Income	Value	Growth	Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$266,112,348	$127,801,590	$72,361,282	$39,917,229
Affiliated securities, at market value	$4,611,473	$466,807	$328,389	$807,801
Non-affiliated securities, at market value	261,288,944	134,138,814	78,638,585	42,197,778
Investments, at value (A)	$265,900,417	$134,605,621	$78,966,974	$43,005,579
Foreign Currency (B)	48,278	—	—	—
Unrealized appreciation on forward foreign currency contracts	27,240	—	—	—
Dividends and interest receivable	2,368,295	195,298	6,791	85,835
Receivable for capital shares sold	269,149	10,901	226,216	12,447
Receivable for investments sold	225	3,774,850	11,108,985	677,620
Receivable for securities lending income	9,242	6,373	1,818	3,970
Tax reclaim receivable	24,016	143,046	219	—
Other assets	31,973	13,214	14,563	14,908
Total Assets	268,678,835	138,749,303	90,325,566	43,800,359

Liabilities
Bank overdrafts	—	2,727	1,953	—
Foreign currency (B)	—	390	—	—
Dividends payable	211	—	—	—
Unrealized depreciation on forward foreign currency contracts	273,712	—	—	—
Payable for return of collateral for securities on loan	5,466,200	13,595,487	5,347,345	2,821,761
Payable for capital shares redeemed	457,276	194,655	155,945	81,191
Payable for investments purchased	4,987,320	1,454,713	8,822,435	1,050,145
Payable to Investment Advisor	112,349	83,667	56,509	16,648
Payable to other affiliates	21,936	402	4,256	401
Payable to Trustees	2,087	2,046	2,029	2,029
Payable for professional services	18,870	19,032	5,008	11,960
Other accrued expenses and liabilities	59,590	56,071	70,554	34,932
Total Liabilities	11,399,551	15,409,190	14,466,034	4,019,067

Net Assets	$257,279,284	$123,340,113	$75,859,532	$39,781,292

Net assets consist of:
Paid-in capital	$277,116,600	$235,870,236	$68,152,663	$32,676,453
Accumulated net investment income (loss)	(486,710)	3,836,537	(196,544)	19,563
Accumulated net realized gains (losses) on investments, futures contracts and foreign currency transactions	(18,899,420)	(123,167,632)	1,297,721	3,996,926
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(451,186)	6,800,972	6,605,692	3,088,350
Net Assets	$257,279,284	$123,340,113	$75,859,532	$39,781,292
(A) Includes market value of securities on loan of:	$5,315,891	$12,736,397	$4,819,748	$2,766,784
(B) Cost of foreign currency:	$48,969	$(391)	$—	$—

See accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Flexible	International	Small Cap	Small Company
	Income	Value	Growth	Value
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$30,353,824	$6,458,560	$23,194,699	$2,521,758
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,950,708	776,679	4,824,643	130,687
Net asset value price per share*	$10.29	$8.32	$4.81	$19.30
Maximum offering price per share	$10.92	$8.83	$5.10	$20.48

Pricing of Class C Shares
Net assets applicable to Class C shares	$23,740,001	$217,684	$5,504,901	$1,385,983
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,334,397	28,188	1,339,645	77,031
Net asset value, offering price per share**	$10.17	$7.72	$4.11	$17.99

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$162,921,159	$30,849,685	$34,180,705	$6,312,899
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	15,798,351	3,705,212	6,453,733	322,318
Net asset value, offering price and redemption price per share	$10.31	$8.33	$5.30	$19.59

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$40,264,300	$85,814,184	$12,979,227	$29,560,652
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,906,069	10,294,547	2,445,771	1,508,964
Net asset value, offering price and redemption price per share	$10.31	$8.34	$5.31	$19.59

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

18

Statements of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone	Touchstone
	Flexible	International	Small Cap	Small Company
	Income	Value	Growth	Value
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$1,748	$364	$351	$148
Dividends from non-affiliated securities(A)	3,620,045	3,157,310	163,356	588,593
Interest	4,635,912	—	—	—
Income from securities loaned	24,116	144,473	2,632	21,628
Total Investment Income	8,281,821	3,302,147	166,339	610,369
Expenses
Investment advisory fees	1,006,136	631,102	251,845	172,995
Administration fees	240,652	105,631	42,106	32,162
Compliance fees and expenses	816	817	817	817
Custody fees	14,109	19,638	7,286	7,280
Professional fees	17,095	17,209	9,615	9,073
Transfer Agent fees, Class A	18,380	9,757	15,195	5,158
Transfer Agent fees, Class C	11,071	443	3,048	2,109
Transfer Agent fees, Class Y	48,626	7,118	15,388	5,054
Transfer Agent fees, Institutional Class	71	67	26	57
Registration Fees, Class A	3,978	2,292	4,333	2,323
Registration Fees, Class C	3,622	2,033	2,042	2,409
Registration Fees, Class Y	3,597	1,991	2,916	2,122
Registration Fees, Institutional Class	3,230	1,901	2,999	2,417
Reports to Shareholders, Class A	6,450	8,841	7,696	6,013
Reports to Shareholders, Class C	5,115	4,009	4,372	4,169
Reports to Shareholders, Class Y	5,899	5,739	4,794	5,279
Reports to Shareholders, Institutional Class	4,349	5,881	3,837	4,812
Distribution expenses, Class A	43,709	8,038	17,833	3,169
Distribution and shareholder servicing expenses, Class C	125,981	1,103	18,856	6,726
Trustee fees	6,894	6,884	6,879	6,878
Other expenses	41,067	22,576	15,589	8,522
Total Expenses	1,610,847	863,070	437,472	289,544
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(505,525)	(228,156)	(103,270)	(111,441)
Net Expenses	1,105,322	634,914	334,202	178,103
Net Investment Income (Loss)	7,176,499	2,667,233	(167,863)	432,266
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments from non affiliated securities	(2,633,229)	2,499,486	6,335,033	2,506,058
Net realized losses on futures contracts	(555,788)	—	—	—
Net realized losses on foreign currency	(230,912)	(34,095)	—	—
Net change in unrealized appreciation (depreciation) on investments(C)	(14,327,242)	6,091,510	(1,154,362)	811,928
Net change in unrealized appreciation (depreciation) on futures contracts	137,150	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(232,202)	46,106	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(17,842,223)	8,603,007	5,180,671	3,317,986
Change in Net Assets Resulting from Operations	$(10,665,724)	$11,270,240	$5,012,808	$3,750,252
(A) Net of foreign tax withholding of:	$27,933	$307,989	$1,276	$1,086

(B) See Note 4 in Notes to Financial Statements.

(C) Change in unrealized depreciation does not include net unrealized appreciation of $ 193,301 for the Small Cap Growth Fund in connection with the Fund's  merger. See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

19

Statements of Changes in Net Assets

	Touchstone Flexible Income Fund
	For the
	Six Months	For the
	Ended	Eight Months	For the
	September 30,	Ended	Year
	2013	March 31,	Ended
	(Unaudited)	2013(A)	July 31, 2012
From Operations
Net investment income (loss)	$7,176,499	$9,421,815	$9,855,913
Net realized gains (losses) on investments, futures contracts and foreign currency	(3,419,929)	2,829,774	1,572,178
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(14,422,294)	1,388,214	6,431,184
Change in Net Assets from Operations	(10,665,724)	13,639,803	17,859,275

Distributions to Shareholders from:
Net investment income, Class A	(831,572)	(1,539,970)	(1,802,345)
Net investment income, Class B(B)	—	(682)	(18,189)
Net investment income, Class C	(527,542)	(637,497)	(872,785)
Net investment income, Class Y(B)	(4,979,169)	(6,227,808)	(7,695,009)
Net investment income, Institutional Class	(920,889)	(525,064)	—
Total Distributions	(7,259,172)	(8,931,021)	(10,388,328)

Net Increase (Decrease) from Share Transactions(C)	(12,065,544)	7,310,988	102,918,716

Total Increase (Decrease) in Net Assets	(29,990,440)	12,019,770	110,389,663

Net Assets
Beginning of period	287,269,724	275,249,954	164,860,291
End of period	$257,279,284	$287,269,724	$275,249,954
Accumulated Net Investment Income (Loss)	$(486,710)	$(404,037)	$(662,710)

(A) The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(B) Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. Amounts prior to September 10, 2012 of Class Y shares represent the former Fifth Third Institutional Class shares. See Note 11 in the Notes to Financial Statements.

(C) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 24 and 25.

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets (Continued)

Touchstone International Value Fund
For the
Six Months	For the
Ended	Eight Months	For the
September 30,	Ended	Year
2013	March 31,	Ended
(Unaudited)	2013(A)	July 31, 2012

$2,667,233	$1,157,831	$3,442,761
2,465,391	13,591,202	(17,953,383)
6,137,616	(2,577,494)	(11,138,358)
11,270,240	12,171,539	(25,648,980)

—	(200,165)	(235,511)
—	—	(2,271)
—	(5,583)	(4,001)
—	(1,045,091)	(4,485,965)
—	(2,282,278)	—
—	(3,533,117)	(4,727,748)

(14,998,156)	(12,774,869)	(25,818,561)

(3,727,916)	(4,136,447)	(56,195,289)

127,068,029	131,204,476	187,399,765
$123,340,113	$127,068,029	$131,204,476
$3,836,537	$1,169,304	$3,519,170

21

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap Growth Fund
	For the
	Six Months	For the
	Ended	Eight Months	For the
	September 30,	Ended	Year
	2013	March 31,	Ended
	(Unaudited)	2013(A)	July 31, 2012
From Operations
Net investment income (loss)	$(167,863)	$49,621	$(7,695)
Net realized gains (losses) on investments	6,335,033	1,691,134	3,937,528
Net change in unrealized appreciation (depreciation) on investments	(1,154,362)	5,365,978	(3,692,332)
Change in Net Assets from Operations	5,012,808	7,106,733	237,501

Distributions to Shareholders from:
Net investment income, Class A	—	(70,758)	—
Net investment income, Class C	—	(9,054)	—
Net investment income, Class Y(B)	—	(92,350)	—
Net investment income, Institutional Class	—	(14)	—
Net realized gains, Class A	(1,509,313)	(809,691)	—
Net realized gains, Class B	—	—	—
Net realized gains, Class C	(428,588)	(224,449)	—
Net realized gains, Class Y(B)	(2,114,373)	(872,692)	—
Net realized gains, Institutional Class	(1,247,786)	(123)	—
Total Distributions	(5,300,060)	(2,079,131)	—

Net Increase (Decrease) from Share Transactions(C)	40,268,142	(11,363,965)	(8,557,753)

Total Increase (Decrease) in Net Assets	39,980,890	(6,336,363)	(8,320,252)

Net Assets
Beginning of period	35,878,642	42,215,005	50,535,257
End of period	$75,859,532	$35,878,642	$42,215,005
Accumulated Net Investment Income (Loss)	$(196,544)	$(28,681)	$43,435

(A)The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(B)Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. Amounts prior to September 10, 2012 of Class Y shares represent the former Fifth Third Institutional Class shares. See Note 11 in the Notes to Financial Statements.

(C) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 26 and 27.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets (Continued)

Touchstone Small Company Value Fund
For the
Six Months	For the
Ended	Eight Months	For the
September 30,	Ended	Year
2013	March 31,	Ended
(Unaudited)	2013(A)	July 31, 2012

$432,266	$394,504	$489,338
2,506,058	8,178,544	(424,944)
811,928	(908,978)	(1,948,627)
3,750,252	7,664,070	(1,884,233)

(23,524)	(53,729)	(2,318)
(7,527)	(15,394)	—
(66,107)	(155,761)	(178,879)
(318,112)	(616,804)	—
—	(405,557)	(105,551)
—	—	(28,722)
—	(244,214)	(95,427)
—	(1,038,414)	(3,097,507)
—	(3,726,864)	—
(415,270)	(6,256,737)	(3,508,404)

(2,135,452)	(15,483,785)	(6,484,815)

1,199,530	(14,076,452)	(11,877,452)

38,581,762	52,658,214	64,535,666
$39,781,292	$38,581,762	$52,658,214
$19,563	$2,567	$449,890

23

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Flexible Income Fund
	For the Six Months
	Ended		For the Eight Months		For the Year
	September 30, 2013		Ended		Ended
	(Unaudited)		March 31, 2013(A)		July 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(B)
Proceeds from Shares issued	279,458	$3,020,812	1,349,724	$14,643,752	3,151,163	$32,993,481
Proceeds from Shares issued in connection with merger(C)	—	—	32,891	356,537	—	—
Reinvestment of distributions	66,313	700,292	110,758	1,199,074	108,355	1,138,265
Cost of Shares redeemed	(1,169,946)	(12,504,068)	(2,314,002)	(25,179,450)	(1,090,958)	(11,399,562)
Change in Net Assets from Class A Share Transactions	(824,175)	(8,782,964)	(820,629)	(8,980,087)	2,168,560	22,732,184
Class B(B)
Proceeds from Shares issued	—	—	2,142	23,134	10,853	112,457
Reinvestment of distributions	—	—	49	524	1,224	12,788
Cost of Shares redeemed	—	—	(1,976)	(22,352)	(28,737)	(299,913)
Cost of Shares redeemed in connection with merger(C)	—	—	(32,946)	(356,537)	—	—
Change in Net Assets from
Class B Share Transactions	—	—	(32,731)	(355,231)	(16,660)	(174,668)
Class C
Proceeds from Shares issued	378,065	3,971,948	448,682	4,810,637	995,418	10,267,593
Reinvestment of distributions	38,783	404,716	39,465	422,591	52,091	540,105
Cost of Shares redeemed	(493,665)	(5,159,217)	(436,212)	(4,674,418)	(311,646)	(3,227,988)
Change in Net Assets from Class C Share Transactions	(76,817)	(782,553)	51,935	558,810	735,863	7,579,710
Class Y(B)
Proceeds from Shares issued	3,287,085	35,662,140	5,371,767	58,425,257	9,153,874	96,044,311
Reinvestment of distributions	182,376	1,930,709	197,464	2,142,709	242,894	2,554,364
Cost of Shares redeemed	(5,841,869)	(61,677,890)	(5,969,106)	(64,914,120)	(2,467,026)	(25,817,185)
Change in Net Assets from Class Y Share Transactions	(2,372,408)	(24,085,041)	(399,875)	(4,346,154)	6,929,742	72,781,490
Institutional Class(D)
Proceeds from Shares issued	2,303,628	24,460,296	2,297,269	24,996,202	—	—
Reinvestment of distributions	73,870	777,745	47,620	516,651	—	—
Cost of Shares redeemed	(349,219)	(3,653,027)	(467,099)	(5,079,203)	—	—
Change in Net Assets from Institutional Class Share Transactions	2,028,279	21,585,014	1,877,790	20,433,650	—	—
Change from Share Transactions	(1,245,121)	$(12,065,544)	676,490	$7,310,988	9,817,505	$102,918,716

(A)The Fund changed its fiscal year from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(B)Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. Amounts prior to September 10, 2012 of Class Y shares represent the former Fifth Third Institutional Class shares. See Note 11 in the Notes to Financial Statements.

(C)See Note 11 in the Notes to Financial Statements.

(D)The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Value Fund
For the Six Months
Ended		For the Eight Months		For the Year
September 30, 2013		Ended		Ended
(Unaudited)		March 31, 2013(A)		July 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

13,985	$110,447	26,590	$200,145	58,685	$425,756
—	—	20,734	154,261	—	—
—	—	24,523	185,642	32,566	220,471
(76,695)	(611,080)	(261,494)	(1,966,252)	(279,814)	(1,978,776)

(62,710)	(500,633)	(189,647)	(1,426,204)	(188,563)	(1,332,549)

—	—	—	—	760	5,040
—	—	—	—	249	1,675
—	—	(2,292)	(16,594)	(19,681)	(140,313)
—	—	(20,936)	(154,261)	—	—

—	—	(23,228)	(170,855)	(18,672)	(133,598)

4,039	29,958	7,598	53,916	80	577
—	—	760	5,380	592	3,764
(6,365)	(46,132)	(3,522)	(24,767)	(10,005)	(68,022)

(2,326)	(16,174)	4,836	34,529	(9,333)	(63,681)

56,559	445,834	197,996	1,450,615	1,674,072	11,922,066
—	—	96,638	731,549	563,720	3,810,747
(491,207)	(3,846,252)	(13,645,820)	(101,181,970)	(5,663,691)	(40,021,546)

(434,648)	(3,400,418)	(13,351,186)	(98,999,806)	(3,425,899)	(24,288,733)

398,115	3,146,363	13,290,532	100,202,828	—	—
—	—	301,490	2,282,278	—	—
(1,774,675)	(14,227,294)	(1,920,915)	(14,697,639)	—	—

(1,376,560)	(11,080,931)	11,671,107	87,787,467	—	—
(1,876,244)	$(14,998,156)	(1,888,118)	$(12,774,869)	(3,642,467)	$(25,818,561)

25

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Cap Growth Fund
	For the Six Months
	Ended		For the Eight Months		For the Year
	September 30, 2013		Ended		Ended
	(Unaudited)		March 31, 2013(A)		July 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(B)
Proceeds from Shares issued	877,553	$4,511,797	349,757	$1,570,570	1,111,506	$4,596,130
Proceeds from Shares issued in connection with merger(C)	1,739,693	8,196,736	31,683	143,842	—	—
Reinvestment of distributions	293,727	1,368,766	156,038	662,719	—	—
Cost of Shares redeemed	(1,029,885)	(4,871,926)	(1,122,269)	(5,095,473)	(1,855,492)	(7,747,734)
Change in Net Assets from Class A Share Transactions	1,881,088	9,205,373	(584,791)	(2,718,342)	(743,986)	(3,151,604)
Class B(B)
Proceeds from Shares issued	—	—	—	—	1,027	3,419
Reinvestment of distributions	—	—	—	—	—	—
Cost of Shares redeemed	—	—	(2,255)	(8,898)	(105,845)	(370,269)
Cost of Shares redeemed in connection with merger(C)	—	—	(36,022)	(143,842)	—	—
Change in Net Assets from Class B Share Transactions	—	—	(38,277)	(152,740)	(104,818)	(366,850)
Class C
Proceeds from Shares issued	166,580	717,093	61,800	234,905	157,093	581,866
Proceeds from Shares issued in connection with merger(C)	427,646	1,723,545	—	—	—	—
Reinvestment of distributions	60,685	242,132	29,506	109,265	—	—
Cost of Shares redeemed	(146,479)	(617,047)	(281,272)	(1,113,971)	(613,063)	(2,258,494)
Change in Net Assets from Class C Share Transactions	508,432	2,065,723	(189,966)	(769,801)	(455,970)	(1,676,628)
Class Y(B)
Proceeds from Shares issued	2,346,578	12,445,061	642,908	3,133,798	1,583,163	7,015,294
Proceeds from Shares issued in connection with merger(C)	3,022,354	15,683,603	—	—	—	—
Reinvestment of distributions	362,334	1,858,776	184,691	854,583	—	—
Cost of Shares redeemed	(2,715,734)	(14,603,617)	(2,428,927)	(11,714,100)	(2,285,257)	(10,377,965)
Change in Net Assets from Class Y Share Transactions	3,015,532	15,383,823	(1,601,328)	(7,725,719)	(702,094)	(3,362,671)
Institutional Class(D)
Proceeds from Shares issued	2,484,516	13,894,083	508	2,500	—	—
Reinvestment of distributions	225,767	1,160,440	30	137	—	—
Cost of Shares redeemed	(265,050)	(1,441,300)	—	—	—	—
Change in Net Assets from Institutional Class Share Transactions	2,445,233	13,613,223	538	2,637	—	—
Change from Share Transactions	7,850,285	$40,268,142	(2,413,824)	$(11,363,965)	(2,006,868)	$(8,557,753)

(A)The Fund changed its fiscal year from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(B)Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. Amounts prior to September 10, 2012 of Class Y shares represent the former Fifth Third Institutional Class shares. See Note 11 in the Notes to Financial Statements.

(C)See Note 11 in the Notes to Financial Statements.

(D)The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Company Value Fund
For the Six Months
Ended		For the Eight Months		For the Year
September 30, 2013		Ended		Ended
(Unaudited)		March 31, 2013(A)		July 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

2,079	$38,402	22,209	$394,510	42,004	$764,162
—	—	13,540	257,661	—	—
1,002	18,508	22,487	358,322	4,197	72,924
(23,671)	(427,713)	(25,759)	(450,311)	(29,328)	(520,810)

(20,590)	(370,803)	32,477	560,182	16,873	316,276
—	—	—	—	73	1,292
—	—	—	—	1,596	26,161
—	—	(4,092)	(70,261)	(14,812)	(251,299)
—	—	(14,403)	(257,661)	—	—

—	—	(18,495)	(327,922)	(13,143)	(223,846)

6,215	105,569	11,987	181,605	19,501	328,598

—	—	—	—	—	—
133	2,312	5,681	83,853	1,654	27,004
(9,048)	(152,763)	(31,341)	(525,772)	(25,789)	(429,175)

(2,700)	(44,882)	(13,673)	(260,314)	(4,634)	(73,573)

66,160	1,260,245	43,116	778,766	323,005	5,919,691
—	—	—	—	—	—
1,569	29,546	61,952	998,238	180,666	3,182,398
(76,660)	(1,406,956)	(2,471,693)	(47,116,632)	(864,713)	(15,605,761)

(8,931)	(117,165)	(2,366,625)	(45,339,628)	(361,042)	(6,503,672)

91,374	1,706,822	1,965,807	37,589,273	—	—
16,932	318,112	267,383	4,343,668	—	—
(194,086)	(3,627,536)	(638,446)	(12,049,044)	—	—

(85,780)	(1,602,602)	1,594,744	29,883,897	—	—
(118,001)	$(2,135,452)	(771,572)	$(15,483,785)	(361,946)	$(6,484,815)

27

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Ended
30, 2013	March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.94	$10.76	$10.47	$10.00	$8.93	$9.36	$11.15
Income (loss) from investment operations:
Net investment income	0.26	0.35	(B)	0.49	(C)	0.52	(C)	0.51	(C)	0.56	(C)	0.53	(C)
Net realized and unrealized gains
(losses) on investments	(0.65)	0.16	0.31	0.44	1.26	(0.39)	(1.41)
Total from investment operations	(0.39)	0.51	0.80	0.96	1.77	0.17	(0.88)
Distributions from:
Net investment income	(0.26)	(0.33)	(0.51)	(0.49)	(0.70)	(0.59)	(0.58)
Realized capital gains	—	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.26)	(0.33)	(0.51)	(0.49)	(0.70)	(0.60)	(0.91)
Net asset value at end of period	$10.29	$10.94	$10.76	$10.47	$10.00	$8.93	$9.36
Total return(D)	(3.59	%)(E)	4.77	%(E)	7.86%	9.90%	20.27%	3.02%	(8.46%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,354	$41,301	$49,458	$25,400	$19,461	$13,406	$14,768
Ratio to average net assets:
Net expenses	0.94	%(F)	0.94	%(F)	0.95%	1.02%	1.12%	1.18%	1.21%
Gross expenses	1.34	%(F)	1.37	%(F)	1.60%	1.61%	1.65%	1.65%	1.60%
Net investment income	4.82	%(F)	4.76	%(B)(F)	4.65%	4.99%	5.27%	7.05%	5.21%
Portfolio turnover rate	59	%(E)	41	%(E)	47%	42%	31%	32%	32%

Touchstone Flexible Income Fund-Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Ended
30, 2013	March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.82	$10.65	$10.36	$9.90	$8.85	$9.29	$11.07
Income (loss) from investment operations:
Net investment income	0.21	0.29	(B)	0.40	(C)	0.44	(C)	0.43	(C)	0.49	(C)	0.45	(C)
Net realized and unrealized gains
(losses) on investments	(0.64)	0.15	0.32	0.44	1.25	(0.38)	(1.40)
Total from investment operations	(0.43)	0.44	0.72	0.88	1.68	0.11	(0.95)
Distributions from:
Net investment income	(0.22)	(0.27)	(0.43)	(0.42)	(0.63)	(0.54)	(0.50)
Realized capital gains	—	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.22)	(0.27)	(0.43)	(0.42)	(0.63)	(0.55)	(0.83)
Net asset value at end of period	$10.17	$10.82	$10.65	$10.36	$9.90	$8.85	$9.29
Total return(D)	(4.00	%)(E)	4.20	%(E)	7.16%	9.09%	19.20%	2.29%	(9.12%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,740	$26,087	$25,115	$16,818	$12,504	$8,468	$9,780
Ratio to average net assets:
Net expenses	1.69	%(F)	1.69	%(F)	1.70%	1.77%	1.87%	1.93%	1.96%
Gross expenses	2.08	%(F)	2.16	%(F)	2.35%	2.36%	2.40%	2.40%	2.35%
Net investment income	4.07	%(F)	4.01	%(B)(F)	3.82%	4.25%	4.53%	6.32%	4.26%
Portfolio turnover rate	59	%(E)	41	%(E)	47%	42%	31%	32%	32%

(A)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net income to average net assets would have been lower by $0.01 and 0.13%, respectively.

(C)	The net investment income per share is based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

28

Financial Highlights (Continued)

Touchstone Flexible Income Fund - Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Ended
30, 2013	March 31,	Year Ended July 31,
(Unaudited)	2013(A)(B)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.97	$10.79	$10.49	$10.02	$8.95	$9.38	$11.18
Income (loss) from investment operations:
Net investment income	0.28	0.37	(C)	0.50	(D)	0.54	(D)	0.53	(D)	0.57	(D)	0.55	(D)
Net realized and unrealized gains
(losses) on investments	(0.66)	0.16	0.33	0.45	1.26	(0.38)	(1.41)
Total from investment operations	(0.38)	0.53	0.83	0.99	1.79	0.19	(0.86)
Distributions from:
Net investment income	(0.28)	(0.35)	(0.53)	(0.52)	(0.72)	(0.61)	(0.61)
Realized capital gains	—	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.28)	(0.35)	(0.53)	(0.52)	(0.72)	(0.62)	(0.94)
Net asset value at end of period	$10.31	$10.97	$10.79	$10.49	$10.02	$8.95	$9.38
Total return	(3.53	%)(E)	4.96	%(E)	8.21%	10.15%	20.39%	3.38%	(8.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$162,921	$199,293	$200,325	$122,125	$80,807	$59,493	$90,639
Ratio to average net assets:
Net expenses	0.65	%(F)	0.64	%(F)	0.70%	0.77%	0.87%	0.93%	0.96%
Gross expenses	0.98	%(F)	1.05	%(F)	1.35%	1.36%	1.40%	1.40%	1.35%
Net investment income	5.11	%(F)	5.06	%(C)(F)	4.80%	5.22%	5.51%	7.29%	5.28%
Portfolio turnover rate	59	%(E)	41	%(E)	47%	42%	31%	32%	32%

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September		Period Ended
	30, 2013		March 31,
	(Unaudited)		2013(B)(G)
Net asset value at beginning of period	$10.96		$10.86
Income (loss) from investment operations:
Net investment income	0.28		0.30	(C)
Net realized and unrealized gains (losses) on investments	(0.65)		0.12
Total from investment operations	(0.37)		0.42
Distributions from:
Net investment income	(0.28)		(0.32)
Net asset value at end of period	$10.31		$10.96
Total return	(3.42	%)(E)	3.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$40,264		$20,589
Ratio to average net assets:
Net expenses	0.59	%(F)	0.59	%(F)
Gross expenses	0.97	%(F)	1.03	%(F)
Net investment income	5.17	%(F)	5.11	%(C)(F)
Portfolio turnover rate	59	%(E)	41	%(E)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See Note 11 in the Notes to Financial Statements.
(B)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(D)	The net investment income per share is based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

29

Financial Highlights (Continued)

Touchstone International Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Ended
30, 2013	March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$7.62	$7.06	$8.42	$7.33	$7.24	$12.23	$15.54
Income (loss) from investment operations:
Net investment income	0.20	0.06	(B)	0.14	(B)	0.17	(B)	0.14	(B)	0.20	(B)	0.40	(B)
Net realized and unrealized gains
(losses) on investments	0.50	0.73	(1.30)	1.09	0.19	(3.59)	(2.28)
Total from investment operations	0.70	0.79	(1.16)	1.26	0.33	(3.39)	(1.88)
Distributions from:
Net investment income	—	(0.23)	(0.20)	(0.17)	(0.24)	(0.17)	(0.43)
Realized capital gains	—	—	—	—	—	(1.43)	(1.00)
Total distributions	—	(0.23)	(0.20)	(0.17)	(0.24)	(1.60)	(1.43)
Net asset value at end of period	$8.32	$7.62	$7.06	$8.42	$7.33	$7.24	$12.23
Total return(C)	9.19	%(D)	11.15	%(D)	(13.67%)	17.17%	4.34%	(24.64%)	(13.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,459	$6,394	$7,266	$10,258	$10,216	$11,754	$20,160
Ratio to average net assets:
Net expenses	1.36	%(E)	1.36	%(E)(F)	1.40	%(F)	1.42	%(F)	1.43	%(F)	1.47	%(F)	1.50%
Gross expenses	2.17	%(E)	2.22	%(E)	1.68%	1.61%	1.59%	1.59%	1.60%
Net investment income	3.87	%(E)	1.21	%(E)	2.00%	2.10%	1.87%	2.74%	2.80%
Portfolio turnover rate	13	%(D)	133	%(D)	121%	131%	137%	104%	155%

Touchstone International Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Eight Months
September	Ended
30, 2013	March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$7.10	$6.59	$7.85	$6.84	$6.79	$11.61	$14.81
Income (loss) from investment operations:
Net investment income	0.08	0.02	(B)	0.08	(B)	0.10	(B)	0.08	(B)	0.14	(B)	0.30	(B)
Net realized and unrealized gains
(losses) on investments	0.54	0.67	(1.21)	1.01	0.18	(3.42)	(2.18)
Total from investment operations	0.62	0.69	(1.13)	1.11	0.26	(3.28)	(1.88)
Distributions from:
Net investment income	—	(0.18)	(0.13)	(0.10)	(0.21)	(0.11)	(0.32)
Realized capital gains	—	—	—	—	—	(1.43)	(1.00)
Total distributions	—	(0.18)	(0.13)	(0.10)	(0.21)	(1.54)	(1.32)
Net asset value at end of period	$7.72	$7.10	$6.59	$7.85	$6.84	$6.79	$11.61
Total return(C)	8.73	%(D)	10.53	%(D)	(14.37%)	16.23%	3.59%	(25.18%)	(14.43%)
Ratios and supplemental data:
Net assets at end of period (000's)	$218	$217	$169	$275	$310	$378	$721
Ratio to average net assets:
Net expenses	2.11	%(E)	2.11	%(E)(F)	2.15	%(F)	2.17	%(F)	2.18	%(F)	2.22	%(F)	2.26%
Gross expenses	8.15	%(E)	9.33	%(E)	2.43%	2.36%	2.34%	2.34%	2.36%
Net investment income	3.12	%(E)	0.46	%(E)	1.24%	1.28%	1.11%	2.01%	2.19%
Portfolio turnover rate	13	%(D)	133	%(D)	121%	131%	137%	104%	155%

(A)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying Notes to Financial Statements.

30

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2013	Eight Months Ended March 31,	Year Ended July 31,
(Unaudited)	2013(A)(B)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$7.62	$7.07	$8.44	$7.35	$7.25	$12.24	$15.55
Income (loss) from investment operations:
Net investment income	0.24	0.07	(C)	0.16	(C)	0.18	(C)	0.16	(C)	0.22	(C)	0.45	(C)
Net realized and unrealized gains (losses) on investments	0.47	0.73	(1.31)	1.10	0.19	(3.59)	(2.30)
Total from investment operations	0.71	0.80	(1.15)	1.28	0.35	(3.37)	(1.85)
Distributions from:
Net investment income	—	(0.25)	(0.22)	(0.19)	(0.25)	(0.19)	(0.46)
Realized capital gains	—	—	—	—	—	(1.43)	(1.00)
Total distributions	—	(0.25)	(0.22)	(0.19)	(0.25)	(1.62)	(1.46)
Net asset value at end of period	$8.33	$7.62	$7.07	$8.44	$7.35	$7.25	$12.24
Total return	9.32	%(D)	11.33	%(D)	(13.47%)	17.42%	4.61%	(24.36%)	(13.56%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,850	$31,527	$123,607	$176,521	$229,888	$233,968	$420,993
Ratio to average net assets:
Net expenses	1.06	%(E)	1.08	%(E)(F)	1.15	%(F)	1.17	%(F)	1.18	%(F)	1.22	%(F)	1.26%
Gross expenses	1.37	%(E)	1.51	%(E)	1.43%	1.36%	1.34%	1.34%	1.36%
Net investment income	4.17	%(E)	1.49	%(E)	2.27%	2.22%	2.18%	3.01%	3.13%
Portfolio turnover rate	13	%(D)	133	%(D)	121%	131%	137%	104%	155%

Touchstone International Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013 (Unaudited)		Period Ended March 31, 2013(B)(G)
Net asset value at beginning of period	$7.62		$7.43
Income from investment operations:
Net investment income	0.17		0.08	(C)
Net realized and unrealized gains on investments	0.55		0.36
Total from investment operations	0.72		0.44
Distributions from:
Net investment income	—		(0.25)
Net asset value at end of period	$8.34		$7.62
Total return	9.45	%(D)	5.94	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$85,814		$88,931
Ratio to average net assets:
Net expenses	0.96	%(E)	0.96	%(E)(F)
Gross expenses	1.29	%(E)	1.36	%(E)
Net investment income	4.27	%(E)	1.61	%(E)
Portfolio turnover rate	13	%(D)	133	%(D)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See Note 11 in the Notes to Financial Statements.
(B)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the period ended March 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended		Eight Months
	September		Ended
	30, 2013		March 31,		Year Ended July 31,
	(Unaudited)		2013(A)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$4.84		$4.25		$4.24		$3.63	$3.01	$3.49	$6.73
Income (loss) from investment operations:
Net investment income (loss)(B)	(0.02)		—	(C)	—	(C)	(0.01)	(0.01)	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.53		0.85		0.01		0.62	0.63	(0.47)	(0.75)
Total from investment operations	0.51		0.85		0.01		0.61	0.62	(0.46)	(0.74)
Distributions from:
Net investment income	—		(0.02)		—		—	—	(0.01)	—
Realized capital gains	(0.54)		(0.24)		—		—	—	(0.01)	(2.50)
Total distributions	(0.54)		(0.26)		—		—	—	(0.02)	(2.50)
Net asset value at end of period	$4.81		$4.84		$4.25		$4.24	$3.63	$3.01	$3.49
Total return(D)	10.81	%(E)	20.93	%(E)	0.24%		16.80%	20.60%	(13.18%)	(12.41%)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,195		$14,243		$15,010		$18,117	$11,649	$7,497	$10,552
Ratio to average net assets:
Net expenses	1.46	%(F)	1.60	%(F)	1.60%		1.60%	1.60%	1.60%	1.60%
Gross expenses	1.96	%(F)	2.13	%(F)	2.01%		1.96%	2.07%	2.14%	2.06%
Net investment income (loss)	(0.80	%)(F)	0.15	%(F)	(0.07%)		(0.33%)	(0.41%)	0.40%	0.16%
Portfolio turnover rate	162	%(E)(G)	45	%(E)(H)	48%		59%	56%	46%	49%

Touchstone Small Cap Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013		Eight Months Ended March 31,		Year Ended July 31,
	(Unaudited)		2013(A)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$4.22		$3.75		$3.77	$3.25	$2.72	$3.17	$6.39
Income (loss) from investment operations:
Net investment loss(B)	(0.03)		(0.02)		(0.03)	(0.04)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	0.46		0.74		0.01	0.56	0.57	(0.43)	(0.70)
Total from investment operations	0.43		0.72		(0.02)	0.52	0.53	(0.44)	(0.72)
Distributions from:
Net investment income	—		(0.01)		—	—	—	—	—
Realized capital gains	(0.54)		(0.24)		—	—	—	(0.01)	(2.50)
Total distributions	(0.54)		(0.25)		—	—	—	(0.01)	(2.50)
Net asset value at end of period	$4.11		$4.22		$3.75	$3.77	$3.25	$2.72	$3.17
Total return(D)	10.48	%(E)	20.17	%(E)	(0.53%)	16.00%	19.49%	(13.75%)	(12.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,505		$3,509		$3,830	$5,563	$2,876	$1,446	$1,749
Ratio to average net assets:
Net expenses	2.21	%(F)	2.35	%(F)	2.35%	2.35%	2.35%	2.35%	2.35%
Gross expenses	2.83	%(F)	3.16	%(F)	2.76%	2.71%	2.82%	2.88%	2.81%
Net investment loss	(1.55	%)(F)	(0.60	%)(F)	(0.82%)	(1.10%)	(1.17%)	(0.35%)	(0.62%)
Portfolio turnover rate	162	%(E)(G)	45	%(E)(H)	48%	59%	56%	46%	49%

(A)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013		Eight Months Ended March 31,		Year Ended July 31,
	(Unaudited)		2013(A)(B)		2012	2011		2010	2009	2008
Net asset value at beginning of period	$5.27		$4.61		$4.58	$3.92		$3.24	$3.75	$7.02
Income (loss) from investment operations:
Net investment income (loss)(C)	(0.01)		0.01		0.01	—	(D)	(0.01)	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.58		0.92		0.02	0.66		0.69	(0.51)	(0.78)
Total from investment operations	0.57		0.93		0.03	0.66		0.68	(0.49)	(0.76)
Distributions from:
Net investment income	—		(0.03)		—	—		—	(0.01)	(0.01)
Realized capital gains	(0.54)		(0.24)		—	—		—	(0.01)	(2.50)
Total distributions	(0.54)		(0.27)		—	—		—	(0.02)	(2.51)
Net asset value at end of period	$5.30		$5.27		$4.61	$4.58		$3.92	$3.24	$3.75
Total return	11.08	%(E)	20.94	%(E)	0.66%	16.84%		20.99%	(12.86%)	(12.23%)
Ratios and supplemental data:
Net assets at end of period (000's)	$34,181		$18,123		$23,232	$26,317		$21,195	$17,394	$22,662
Ratio to average net assets:
Net expenses	1.20	%(F)	1.35	%(F)	1.35%	1.35%		1.35%	1.35%	1.35%
Gross expenses	1.51	%(F)	1.77	%(F)	1.76%	1.71%		1.82%	1.89%	1.82%
Net investment income (loss)	(0.54	%)(F)	0.40	%(F)	0.17%	(0.08%)		(0.16%)	0.64%	0.37%
Portfolio turnover rate	162	%(E)(G)	45	%(E)(H)	48%	59%		56%	46%	49%

Touchstone Small Cap Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013 (Unaudited)		Period Ended March 31, 2013(B)(I)
Net asset value at beginning of period	$5.28		$4.92
Income (loss) from investment operations:
Net investment income (loss)(C)	(0.01)		0.02
Net realized and unrealized gains on investments	0.58		0.61
Total from investment operations	0.57		0.63
Distributions from:
Net investment income	—		(0.03)
Realized capital gains	(0.54)		(0.24)
Total distributions	(0.54)		(0.27)
Net asset value at end of period	$5.31		$5.28
Total return	11.06	%(E)	13.56	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$12,979		$3
Ratio to average net assets:
Net expenses	1.04	%(F)	1.25	%(F)
Gross expenses	1.50	%(F)	945.43	%(F)
Net investment income (loss)	(0.38	%)(F)	0.50	%(F)
Portfolio turnover rate	162	%(E)(G)	45	%(E)(H)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See Note 11 in the Notes to Financial Statements.
(B)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(I)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone Small Company Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2013	Eight Months Ended March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.69	$17.80	$19.43	$16.15	$13.33	$16.84	$20.09
Income (loss) from investment operations:
Net investment income	0.19	0.15	(B)	0.11	(B)	0.08	(B)	0.06	(B)	0.18	(B)	0.14	(B)
Net realized and unrealized gains (losses) on investments	1.60	3.11	(0.66)	3.23	2.83	(3.51)	(0.90)
Total from investment operations	1.79	3.26	(0.55)	3.31	2.89	(3.33)	(0.76)
Distributions from:
Net investment income	(0.18)	(0.38)	(0.02)	(0.03)	(0.07)	(0.18)	(0.12)
Realized capital gains	—	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(0.18)	(3.37)	(1.08)	(0.03)	(0.07)	(0.18)	(2.49)
Net asset value at end of period	$19.30	$17.69	$17.80	$19.43	$16.15	$13.33	$16.84
Total return(C)	10.14	%(D)	20.74	%(D)	(2.65%)	20.52%	21.69%	(19.56%)	(3.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,522	$2,676	$2,114	$1,980	$2,241	$1,275	$1,682
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20	%(E)	1.24%	1.36%	1.41%	1.45%	1.45%
Gross expenses	2.55	%(E)	2.72	%(E)	1.66%	1.60%	1.56%	1.55%	1.50%
Net investment income	1.98	%(E)	1.30	%(E)	0.63%	0.43%	0.39%	1.42%	0.77%
Portfolio turnover rate	48	%(D)	155	%(D)	62%	93%	65%	68%	60%

Touchstone Small Company Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2013	Eight Months Ended March 31,	Year Ended July 31,
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.49	$16.67	$18.38	$15.37	$12.73	$16.07	$19.31
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.06	(B)	(0.02	)(B)	(0.07	)(B)	(0.06	)(B)	0.08	(B)	—	(B)(F)
Net realized and unrealized gains (losses) on investments	1.49	2.91	(0.63)	3.08	2.70	(3.33)	(0.87)
Total from investment operations	1.60	2.97	(0.65)	3.01	2.64	(3.25)	(0.87)
Distributions from:
Net investment income	(0.10)	(0.16)	—	—	—	(0.09)	—
Realized capital gains	—	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(0.10)	(3.15)	(1.06)	—	—	(0.09)	(2.37)
Net asset value at end of period	$17.99	$16.49	$16.67	$18.38	$15.37	$12.73	$16.07
Total return(C)	9.70	%(D)	20.26	%(D)	(3.39%)	19.58%	20.83%	(20.17%)	(4.74%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,386	$1,315	$1,557	$1,802	$828	$399	$384
Ratio to average net assets:
Net expenses	1.95	%(E)	1.95	%(E)	1.99%	2.11%	2.16%	2.20%	2.20%
Gross expenses	3.53	%(E)	3.63	%(E)	2.41%	2.35%	2.31%	2.30%	2.25%
Net investment income (loss)	1.23	%(E)	0.55	%(E)	(0.11%)	(0.39%)	(0.37%)	0.68%	0.01%
Portfolio turnover rate	48	%(D)	155	%(D)	62%	93%	65%	68%	60%

(A)	The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone Small Company Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2013	Eight Months Ended March 31,	Year Ended July 31,
(Unaudited)	2013(A)(B)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.97	$18.04	$19.67	$16.34	$13.48	$17.04	$20.29
Income (loss) from investment operations:
Net investment income	0.21	0.19	(C)	0.16	(C)	0.13	(C)	0.11	(C)	0.21	(C)	0.19	(C)
Net realized and unrealized gains (losses) on investments	1.63	3.15	(0.67)	3.27	2.85	(3.55)	(0.91)
Total from investment operations	1.84	3.34	(0.51)	3.40	2.96	(3.34)	(0.72)
Distributions from:
Net investment income	(0.22)	(0.42)	(0.06)	(0.07)	(0.10)	(0.22)	(0.16)
Realized capital gains	—	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(0.22)	(3.41)	(1.12)	(0.07)	(0.10)	(0.22)	(2.53)
Net asset value at end of period	$19.59	$17.97	$18.04	$19.67	$16.34	$13.48	$17.04
Total return	10.30	%(D)	20.99	%(D)	(2.42%)	20.80%	22.00%	(19.32%)	(3.68%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,313	$5,953	$48,677	$60,170	$59,572	$65,235	$86,463
Ratio to average net assets:
Net expenses	0.95	%(E)	0.95	%(E)	0.99%	1.11%	1.16%	1.20%	1.19%
Gross expenses	1.68	%(E)	1.76	%(E)	1.41%	1.35%	1.31%	1.30%	1.24%
Net investment income	2.23	%(E)	1.55	%(E)	0.89%	0.68%	0.67%	1.68%	1.05%
Portfolio turnover rate	48	%(D)	155	%(D)	62%	93%	65%	68%	60%

Touchstone Small Company Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013		Period Ended March 31,
	(Unaudited)		2013(B)(F)
Net asset value at beginning of period	$17.96		$19.26
Income (loss) from investment operations:			0.19	(C)
Net investment income	0.22
Net realized and unrealized gains on investments	1.62		1.95
Total from investment operations	1.84		2.14
Distributions from:
Net investment income	(0.21)		(0.45)
Realized capital gains	—		(2.99)
Total distributions	(0.21)		(3.44)
Net asset value at end of period	$19.59		$17.96
Total return(F)	10.30	%(D)	13.43	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$29,561		$28,637
Ratio to average net assets:
Net expenses	0.85	%(E)	0.85	%(E)
Gross expenses	1.29	%(E)	1.39	%(E)
Net investment income	2.33	%(E)	1.65	%(E)
Portfolio turnover rate	48	%(D)	155	%(D)

(A) Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See Note 11 in the Notes to Financial Statements.

(B) The Fund changed its fiscal year end from July 31 to March 31. See Note 11 in the Notes to Financial Statements.

(C) The net investment income per share is based on average shares outstanding for the period.

(D) Not annualized.

(E) Annualized.

(F) The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

35

Notes to Financial Statements

September 30, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following four funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”) (formerly known as Touchstone Strategic Income Fund)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Small Cap Growth Fund (“Small Cap Growth Fund”)

Touchstone Small Company Value Fund (“Small Company Value Fund”)

Each Fund is an open-end, diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by geographic or sector allocation, or credit quality. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

36

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds

37

Notes to Financial Statements (Unaudited) (Continued)

are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2013, the Funds did not hold any options.

Futures Contracts — Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2013, the Fund did not hold any futures contracts.

38

Notes to Financial Statements (Unaudited) (Continued)

Swap Contracts — Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of the Touchstone Funds intends to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exemption from registering with the CFTC.

A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or

39

Notes to Financial Statements (Unaudited) (Continued)

similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Consistent with SEC staff guidance, if a Fund sells a credit default swap it will segregate assets equal to the full notional amount of the swap in order to cover its obligations under the instrument.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

As of September 30, 2013, the Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2013, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MNA”) or similar

40

Notes to Financial Statements (Unaudited) (Continued)

agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of September 30, 2013, the Flexible Income Fund’s derivative assets and liabilities (by type) on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Foreign Currency Contracts	$27,240	$273,712
Total gross amount of assets and liabilities subject to MNA	$27,240	$273,712

The following table presents the Flexible Income Fund’s derivative assets and liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2013:

		Gross Amounts Offset in
	Gross Amount of	Statement of Assets and		Net Amount of
	Recognized Assets(A)	Liabilities	Cash Collateral Pledged	Derivative Assets(C)
Foreign Currency Contracts(B)	$27,240	$(27,240)	$—	$—
Total	$27,240	$(27,240)	$—	$—

41

Notes to Financial Statements (Unaudited) (Continued)

		Gross Amounts Offset in
	Gross Amount of	Statement of Assets and		Net Amount of
	Recognized Liabilities(A)	Liabilities	Cash Collateral Pledged	Derivative Liabilities(D)
Foreign Currency Contracts(B)	$273,712	$(27,240)	$—	$246,472
Total	$273,712	$(27,240)	$—	$246,472

(A)	Gross and net amounts are equal.
(B)	BNY ConvergEx is the counterparty.
(C)	Net amount represents the net amount receivable from the counterparty in the event of default.
(D)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2013:

Fair Value of Derivative Investments
As of September 30, 2013
		Asset	Liability
		Derivatives	Derivatives
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation	Depreciation
Flexible Income Fund	Forward-Foreign Currency Exchange Contracts*	$27,240	$(273,712)
International Value Fund	Rights-Equity Contracts**	564,065	—

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Non-affiliated security, at market value.

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2013:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended September 30, 2013
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$(555,788)	$137,150
	Forward - Foreign Currency Exchange Contracts**	(197,106)	(248,720)
International Value Fund	Rights-Equity Contracts***	—	178,226

* Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

** Statements of Operations Location: Net realized losses on foreign currency and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

*** Statements of Operations Location: Net realized gains (losses) on investments from non affiliated securities and net change in unrealized appreciation (depreciation) on investments, respectively.

For the six months ended September 30, 2013, the average quarterly balance of outstanding derivative financial instruments were as follows:

42

Notes to Financial Statements (Unaudited) (Continued)

	Flexible	International
	Income	Value
	Fund	Fund
Equity contracts:
Rights - Average number of contracts	—	43,744
Interest rate contracts:
Futures - Average number of contracts	397	—
Foreign Currency Exchange Contracts:
Average number of contracts	7	—
Average U.S. dollar amount purchased	$17,405,817	—
Average U.S. dollar amount sold	$2,591,119	—

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Flexible Income Fund	$5,315,891	$5,466,200
International Value Fund	12,736,397	13,595,487
Small Cap Growth Fund	4,819,748	5,347,345
Small Company Value Fund	2,766,784	2,821,761

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Additionally,

43

Notes to Financial Statements (Unaudited) (Continued)

purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issues discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. The International Value Fund and Small Cap Growth Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Small Company Value Fund declares and distributes net investment income, if any, quarterly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2013:

				Small
	Flexible	International	Small Cap	Company
	Income Fund	Value Fund	Growth Fund	Value Fund
Purchases of investment securities*	$70,136,655	$16,488,840	$88,510,209	$18,085,310
Proceeds from sales and maturities*	$79,183,328	$28,953,060	$80,526,839	$19,615,380

* The cost of purchases and sales on Small Cap Growth Fund excludes the purchases and sales of the Acquired Fund (See Note 11). If these transactions were included, purchases and sales would have been higher.

44

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended September 30, 2013, purchases and proceeds from sales and maturities in U.S. Government Securities were $92,803,981 and $91,148,946 for the Flexible Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Flexible Income Fund	0.70% on the first $500 million
0.60% on such assets over $500 million
International Value Fund	1.00%
Small Cap Growth Fund	1.00% on the first $300 million
0.95% of such assets over $300 million
Small Company Value Fund	0.90%

Prior to April 26, 2013 and May 31, 2013, the Small Cap Growth Fund and the Flexible Income Fund paid an advisory fee of 1.00% and 0.70%, respectively.

The Advisor has entered into investment sub-advisory agreements with the following parties:

Fifth Third Asset Management, Inc.	Apex Capital Management, Inc.
Flexible Income Fund	Small Cap Growth Fund*
Barrow, Hanley, Mewhinney & Strauss, LLC	DePrince, Race & Zollo, Inc.
International Value Fund	Small Company Value Fund

*	Effective April 26, 2013, Apex Capital Management, Inc. became the sub-advisor of the Small Cap Growth Fund. Prior to April 26, 2013, Russell Implementation, Inc. was the interim sub-advisor.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and to reimburse expenses in order to maintain expense limitations for the Funds:

				Institutional	Termination
	Class A	Class C	Class Y	Class	Date
Flexible Income Fund	0.94%	1.69%	0.69%	0.59%	November 29, 2013
	1.09%	1.84%	0.84%	0.74%	July 29, 2014
International Value Fund	1.36%	2.11%	1.11%	0.96%	November 29, 2013
	1.39%	2.14%	1.14%	0.99%	July 29, 2014
Small Cap Growth Fund*	1.44%	2.19%	1.19%	1.04%	August 31, 2014
Small Company Value Fund	1.20%	1.95%	0.95%	0.85%	November 29, 2013
	1.38%	2.13%	1.13%	0.98%	July 29, 2014

45

Notes to Financial Statements (Unaudited) (Continued)

*Prior to April 26, 2013, the expense limitation for Class A, Class C, Class Y and Institutional Class Shares were 1.60%, 2.35%, 1.35% and 1.25%, respectively.

Where multiple caps are in effect, the lower of the two amounts will apply.

During the six months ended September 30, 2013, the Advisor or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other
	Advisory	Administration	Operating
	Fees	Fees	Expenses
Fund	Waived	Waived	Reimbursed
Flexible Income Fund	$238,842	$240,652	$26,031
International Value Fund	92,351	105,631	30,174
Small Cap Growth Fund	25,216	42,106	35,948
Small Company Value Fund	42,170	32,162	37,109

Effective September 10, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. As of September 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	March 31,	March 31,
Fund	2016	2017
Flexible Income Fund	$560,678	$487,080
International Value Fund	258,059	219,014
Small Cap Growth Fund	56,376	79,571
Small Company Value Fund	129,064	101,545

The Advisor did not recover any amounts it previously waived or reimbursed during the six months ended September 30, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

46

Notes to Financial Statements (Unaudited) (Continued)

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended September 30, 2013:

Fund	Amount
Flexible Income Fund	$7,576
International Value Fund	151
Small Cap Growth Fund	2,944
Small Company Value Fund	9

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended September 30, 2013:

Fund	Amount
Flexible Income Fund	$1,016
Small Cap Growth Fund	15
Small Company Value Fund	25

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended September 30, 2013, is as follows:

47

Notes to Financial Statements (Unaudited) (Continued)

	Share Activity
	Balance			Balance		Value
Fund	03/31/13	Purchases	Sales	09/30/13	Dividends	09/30/13
Flexible Income Fund	3,418,157	83,605,490	(82,412,174)	4,611,473	$1,748	$4,611,473
International Value Fund	21,291,834	15,878,722	(36,703,749)	466,807	364	466,807
Small Cap Growth Fund	689,381	22,840,202	(23,201,194)	328,389	351	328,389
Small Company Value Fund	3,323,029	8,765,954	(11,281,182)	807,801	148	807,801

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the eight months ended March 31, 2013 and the years ended July 31, 2012 and July 31, 2011 was as follows:

	Flexible			International
	Income Fund			Value Fund
	For the Eight			For the Eight
	Months Ended	Year Ended	Year Ended	Months Ended	Year Ended	Year Ended
	March 31,	July 31,	July 31,	March 31,	July 31,	July 31,
	2013	2012	2011	2013	2012	2011
From ordinary income	$8,931,021	$10,351,922	$6,592,368	$3,533,117	$4,727,748	$5,411,319
From long-term capital gains	—	—	—	—	—	—
	$8,931,021	$10,351,922	$6,592,368	$3,533,117	$4,727,748	$5,411,319

	Small Cap			Small Company
	Growth Fund			Value Fund
	For the Eight			For the Eight
	Months Ended	Year Ended	Year Ended	Months Ended	Year Ended	Year Ended
	March 31,	July 31,	July 31,	March 31,	July 31,	July 31,
	2013	2012	2011	2013	2012	2011
From ordinary income	$172,176	$—	$—	$2,931,010	$167,449	$264,384
From long-term capital gains	1,906,955	—	—	3,325,727	3,340,955	—
	$2,079,131	$—	$—	$6,256,737	$3,508,404	$264,384

48

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of March 31, 2013:

	Flexible	International
	Income Fund	Value Fund
Tax cost of portfolio investments	$270,087,391	$147,469,016
Gross unrealized appreciation	18,080,110	6,240,043
Gross unrealized depreciation	(4,175,652)	(5,918,232)
Net unrealized appreciation (depreciation)	13,904,458	321,811
Net unrealized appreciation (depreciation) on future contracts, foreign currency contracts and translation of other assets and liabilities denominated in foreign currency	(144,203)	(49,165)
Accumulated capital and other losses	(15,615,512)	(125,606,111)
Other temporary differences	(57,163)	—
Undistributed ordinary income	—	1,533,102
Undistributed capital gains	—	—
Accumulated earnings (deficit)	$(1,912,420)	$(123,800,363)

	Small Cap	Small Company
	Growth Fund	Value Fund
Tax cost of portfolio investments	$29,319,764	$41,826,755
Gross unrealized appreciation	8,644,514	3,117,493
Gross unrealized depreciation	(2,109,409)	(1,091,902)
Net unrealized appreciation (depreciation)	6,535,105	2,025,591
Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	—	—
Accumulated capital and other losses	—	—
Post-October and Qualified Late-Year Losses	(28,987)	—
Undistributed ordinary income	543,955	1,591,307
Undistributed capital gains	750,747	152,959
Accumulated earnings (deficit)	$7,800,820	$3,769,857

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment companies, preferred securities and other investment companies.

As of March 31, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term Expiring On			No Expiration	No Expiration
Fund	2017	2018	2019	Short Term *	Long Term *	Total
Flexible Income Fund	$—	$5,414,300	$10,201,212	$—	$—	$15,615,512
International Value Fund	49,777,567	70,912,135	—	4,916,409	—	125,606,111

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ended March 31, 2013. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

49

Notes to Financial Statements (Unaudited) (Continued)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2009 through March 31, 2013) and have concluded that no provision for income tax is required in their financial statements.

As of September 30, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$266,112,348	$7,945,630	$(8,157,561)	$(211,931)
International Value Fund	127,801,590	11,413,802	(4,609,771)	6,804,031
Small Cap Growth Fund	72,361,282	7,083,057	(477,365)	6,605,692
Small Company Value Fund	39,917,229	3,926,536	(838,186)	3,088,350

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate

As interest rates rise, the value of fixed-income securities the Funds owns will be likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a

50

Notes to Financial Statements (Unaudited) (Continued)

given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

10. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

11. Fund Mergers

On September 5, 2012, the Shareholders of the Fifth Third Funds (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone shell Fund as noted below, effectively acting as a shell organization. In a shell reorganization, the surviving shell fund assumes the financial and performance history of the acquired fund. The merger took place on September 10, 2012. The Funds’ fiscal year end was changed to March 31.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Fifth Third Strategic Income Fund	Flexible Income Fund	$272,087,369	25,088,186
Fifth Third International Equity Fund	International Value Fund	112,680,107	15,128,870
Fifth Third Micro Cap Value Fund	Small Cap Growth Fund	37,623,112	8,102,256
Fifth Third Small Cap Value Fund	Small Company Value Fund	43,877,380	2,282,753

*	The Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization. Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares of the corresponding Touchstone Fund. On September 10, 2012, the Funds began issuing new Institutional Class shares.

The following is a summary of shares outstanding, net assets and net asset value per share for the merger of Class B into Class A immediately before and after the September 10, 2012 reorganization.

	Before Reorganization		Class A Shares Issued		After Reorganization
	Class A	Class B			Class A
Flexible Income Fund
Shares outstanding	4,641,586	32,946	—		4,674,477
Shares Issued	—	—	32,891	(A)	—
Net Assets	$50,303,845	$356,537	—		$50,660,382
Net Asset Value	$10.84	$10.82	—		$10.84

International Value Fund
Shares outstanding	970,419	20,936	—		991,153
Shares Issued	—	—	20,734	(B)	—
Net Assets	$7,220,692	$154,261	—		$7,374,953
Net Asset Value	$7.44	$7.37	—		$7.44

Small Cap Growth Fund
Shares outstanding	3,407,681	36,022	—		3,439,364
Shares Issued	—	—	31,683	(C)	—
Net Assets	$15,470,242	$143,842	—		$15,614,084
Net Asset Value	$4.54	$3.99	—		$4.54

51

Notes to Financial Statements (Unaudited) (Continued)

	Before Reorganization		Class A Shares Issued		After Reorganization
	Class A	Class B			Class A
Small Company Value Fund
Shares outstanding	121,898	14,403	—		135,438
Shares Issued	—	—	13,540	(D)	—
Net Assets	$2,319,750	$257,661	—		$2,577,411
Net Asset Value	$19.03	$17.89	—		$19.03

(A)	Reflects a 0.9986:1 stock split which occurred on the date of reorganization, September 10, 2012.
(B)	Reflects a 0.9903:1 stock split which occurred on the date of reorganization, September 10, 2012.
(C)	Reflects a 0.8796:1 stock split which occurred on the date of reorganization, September 10, 2012.
(D)	Reflects a 0.9401:1 stock split which occurred on the date of reorganization, September 10, 2012.

At a meeting held on May 23, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”) to the Touchstone Small Cap Growth Fund (the “Acquiring Fund”). The merger took place on August 23, 2013.

	Before Reorganization			After Reorganization
	Touchstone
	Diversified		Touchstone	Touchstone
	Small Cap		Small Cap	Small Cap
	Growth		Growth	Growth
	Fund		Fund	Fund
Class A
Shares	1,739,693	(A)	3,075,664	4,815,357
Net Assets	$8,196,736		$14,491,331	$22,688,067
Net Asset Value	$4.71	(A)	$4.71	$4.71
Class C
Shares	427,646	(B)	866,512	1,294,158
Net Assets	$1,723,545		$3,492,344	$5,215,889
Net Asset Value	$4.03	(B)	$4.03	$4.03

Class Y
Shares	3,022,354	(C)	4,301,850	7,324,204
Net Assets	$15,683,603		$22,323,365	$38,006,968
Net Asset Value	$5.19	(C)	$5.19	$5.19
Institutional Class
Shares	—		2,538,312	2,538,312
Net Assets	$—		$13,196,652	$13,196,652
Net Asset Value	$—		$5.20	$5.20
Fund Total
Shares Outstanding	1,838,239		10,782,338	15,972,031
Net Assets	$25,603,884		$53,503,692	$79,107,576
Unrealized Appreciation (Depreciation)	$193,301		$4,179,561	$4,372,862

(A)Reflects a 2.9349:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

(B)Reflects a 3.2805:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

(C)Reflects a 2.7104:1 reverse stock split which occurred on the date of reorganization, August 23, 2013.

52

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on April 1, 2013, the Small Cap Growth Fund results of operations for the period ended September 30, 2013 would have been as follows:

Net investment income (loss)	$(259,629)
Net realized and unrealized gains (losses) on investments	$8,581,488
Net increase (decrease) in asset from operations	$8,321,859

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Fund that have been included in its statements of operations since the reorganization.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued.

At a joint meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (“TST”) and Touchstone Funds Group Trust (“TFGT”, and collectively with TST, the “Trusts”), held on November 21, 2013, the Board, approved a reorganization of the Touchstone Small Company Value Fund (the “Small Company Value Fund”), a series of TST, into the Touchstone Small Cap Value Fund (the “Small Cap Value Fund”), a series of TFGT, pursuant to an agreement and plan of reorganization. The Small Company Value Fund will liquidate by transferring substantially all of its assets and liabilities to the Small Cap Value Fund. The reorganization is expected occur on or about March 22, 2014.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statement.

53

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 through September 30, 2013).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended September 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

54

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Period
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2013	2013	2013	2013*
Touchstone Flexible Income Fund
Class A	Actual	0.94%	$1,000.00	$964.10	$4.63
Class A	Hypothetical	0.94%	$1,000.00	$1,020.36	$4.76

Class C	Actual	1.69%	$1,000.00	$960.00	$8.30
Class C	Hypothetical	1.69%	$1,000.00	$1,016.60	$8.54

Class Y	Actual	0.65%	$1,000.00	$964.70	$3.20
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

Institutional Class	Actual	0.59%	$1,000.00	$965.80	$2.91
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,022.11	$2.99

Touchstone International Value Fund
Class A	Actual	1.36%	$1,000.00	$1,091.90	$7.13
Class A	Hypothetical	1.36%	$1,000.00	$1,018.25	$6.88

Class C	Actual	2.11%	$1,000.00	$1,087.30	$11.04
Class C	Hypothetical	2.11%	$1,000.00	$1,014.49	$10.66

Class Y	Actual	1.06%	$1,000.00	$1,093.20	$5.56
Class Y	Hypothetical	1.06%	$1,000.00	$1,019.75	$5.37

Institutional Class	Actual	0.96%	$1,000.00	$1,094.50	$5.04
Institutional Class	Hypothetical	0.96%	$1,000.00	$1,020.26	$4.86

Touchstone Small Cap Growth Fund
Class A	Actual	1.46%	$1,000.00	$1,108.10	$7.72
Class A	Hypothetical	1.46%	$1,000.00	$1,017.75	$7.38

Class C	Actual	2.21%	$1,000.00	$1,104.80	$11.66
Class C	Hypothetical	2.21%	$1,000.00	$1,013.99	$11.16

Class Y	Actual	1.20%	$1,000.00	$1,110.80	$6.35
Class Y	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Institutional Class	Actual	1.04%	$1,000.00	$1,110.60	$5.50
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27

Touchstone Small Company Value Fund
Class A	Actual	1.20%	$1,000.00	$1,101.40	$6.32
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,097.00	$10.25
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.95%	$1,000.00	$1,103.00	$5.01
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.31	$4.81

Institutional Class	Actual	0.85%	$1,000.00	$1,103.00	$4.48
Institutional Class	Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

55

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54DD-TST-SAR-1310

September 30, 2013 (Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Focused Fund

Page
Tabular Presentation of Portfolios of Investments	3
Portfolio of Investments:
Touchstone Focused Fund	4
Statement of Assets and Liabilities	6 - 7
Statement of Operations	8
Statement of Changes in Net Assets	9
Statements of Changes in Net Assets - Capital Stock Activity	10
Financial Highlights	11 - 14
Notes to Financial Statements	15 - 24
Other Items	25 - 26
Privacy Protection Policy	27

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2013

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Focused Fund
Sector Allocation*	(% of Net Assets)
Financials	17.4%
Industrials	14.7
Information Technology	14.2
Health Care	12.5
Consumer Staples	11.3
Consumer Discretionary	9.1
Energy	8.4
Telecommunication Services	6.2
Investment Funds	10.8
Other Assets/Liabilities(Net)	(4.6)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Focused Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 93.8%

Financials — 17.4%
Bank of America Corp.	3,036,133	$41,898,635
Bank of New York Mellon Corp. (The)	1,488,299	44,931,747
CME Group, Inc.	169,816	12,546,006
Goldman Sachs Group, Inc. (The)	286,907	45,391,556
		144,767,944

Industrials — 14.7%
AGCO Corp.	281,640	17,016,689
Alliant Techsystems, Inc.	223,077	21,763,392
Esterline Technologies Corp.*	306,861	24,515,125
II-VI, Inc.*	703,206	13,234,337
Joy Global, Inc.†	363,593	18,557,787
Kennametal, Inc.	412,035	18,788,796
Universal Forest Products, Inc.	195,321	8,223,014
		122,099,140

Information Technology — 14.2%
Apple, Inc.	49,808	23,745,964
Avnet, Inc.	517,981	21,604,988
Google, Inc. - Class A*	36,555	32,018,890
Microsoft Corp.	576,358	19,198,485
Oracle Corp.	650,370	21,572,773
		118,141,100

Health Care — 12.5%
Abbott Laboratories	785,067	26,056,374
Bio-Rad Laboratories, Inc. Class A*	143,059	16,818,016
Owens & Minor, Inc.†	765,706	26,485,771
WellPoint, Inc.	417,501	34,907,259
		104,267,420

Consumer Staples — 11.3%
CVS Caremark Corp.	255,622	14,506,548
Mondelez International, Inc. - Class A	1,213,732	38,135,459
Sysco Corp.	782,795	24,916,365
TESCO PLC ADR	928,132	16,297,998
		93,856,370

Consumer Discretionary — 9.1%
Carnival Corp.	584,226	19,069,137
Helen of Troy Ltd.*	357,921	15,820,108
International Speedway Corp. - Class A	381,150	12,311,145
Royal Caribbean Cruises Ltd.	485,156	18,571,772
Time Warner Cable, Inc.	91,388	10,198,901
		75,971,063

Energy — 8.4%
Devon Energy Corp.	303,986	17,558,231
Halliburton Co.	337,630	16,256,884
National Oilwell Varco, Inc.	254,373	19,869,075
World Fuel Services Corp.	439,890	16,412,296
		70,096,486

Telecommunication Services — 6.2%
KDDI Corp. ADR	2,217,910	28,367,069
Orange SA ADR†	1,856,383	23,223,351
		51,590,420
Total Common Stocks		$780,789,943

Investment Funds— 10.8%
Invesco Government & Agency Portfolio, Institutional Class**	37,027,049	37,027,049
Touchstone Institutional Money Market Fund^	52,292,055	52,292,055
Total Investment Funds		$89,319,104

Total Investment Securities —104.6%
(Cost $793,624,898)		$870,109,047

Liabilities in Excess of Other Assets — (4.6%)		(37,968,477)

Net Assets — 100.0%		$832,140,570

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $36,217,827.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

4

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$780,789,943	$—	$—	$780,789,943
Investment Funds	89,319,104	—	—	89,319,104
				$870,109,047

See accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Touchstone
Focused Fund
Assets
Investments, at cost	$793,624,898
Affiliated securities, at market value	$52,292,055
Non-affiliated securities, at market value	817,816,992
Investments, at market value (A)	$870,109,047
Dividends and interest receivable	307,707
Receivable for capital shares sold	461,736
Receivable for investments sold	6,209,759
Securities lending income receivable	2,046
Tax reclaim receivable	127,352
Other assets	26,961
Total Assets	877,244,608

Liabilities
Bank overdrafts	1,385
Payable for return of collateral for securities on loan	37,027,049
Payable for capital shares redeemed	401,664
Payable for investments purchased	6,871,331
Payable to Investment Advisor	427,109
Payable to other affiliates	69,127
Payable to Trustees	3,104
Payable for professional services	19,892
Other accrued expenses and liabilities	283,377
Total Liabilities	45,104,038

Net Assets	$832,140,570

Net assets consist of:
Paid-in capital	$822,597,023
Accumulated net investment income	1,781,575
Accumulated net realized losses on investments	(68,722,177)
Net unrealized appreciation on investments	76,484,149
Net Assets	$832,140,570
(A) Includes market value of securities on loan of:	$36,217,827

See accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (Continued)

Touchstone
Focused Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$162,531,099
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,365,346
Net asset value price per share*	$30.29
Maximum offering price per share	$32.14
Pricing of Class C Shares
Net assets applicable to Class C shares	$1,794,505
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	59,968
Net asset value, offering price per share**	$29.92
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$628,707,918
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	20,503,475
Net asset value, offering price and redemption price per share	$30.66
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$39,107,048
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,271,416
Net asset value, offering price and redemption price per share	$30.76

*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

7

Statement of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

Touchstone
Focused Fund
Investment Income
Dividends from affiliated securities	$4,716
Dividends from non-affiliated securities(A)	5,757,600
Income from securities loaned	25,959
Total Investment Income	5,788,275
Expenses
Investment advisory fees	2,400,255
Administration fees	627,550
Compliance fees and expenses	817
Custody fees	6,804
Professional fees	22,564
Transfer Agent fees, Class A	109,214
Transfer Agent fees, Class C	253
Transfer Agent fees, Class Y	420,296
Transfer Agent fees, Institutional Class	119
Registration Fees, Class A	8,276
Registration Fees, Class C	236
Registration Fees, Class Y	8,556
Registration Fees, Institutional Class	6,651
Reports to Shareholders, Class A	22,042
Reports to Shareholders, Class C	7,818
Reports to Shareholders, Class Y	59,661
Reports to Shareholders, Institutional Class	10,315
Distribution expenses, Class A	143,669
Distribution expenses, Class C	4,971
Trustee fees	6,369
Other expenses	193,049
Total Expenses	4,059,485
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(367,226)
Net Expenses	3,692,259
Net Investment Income	2,096,016
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	23,266,715
Net change in unrealized appreciation (depreciation) on investments(C)	46,302,551
Net Realized and Unrealized Gains (Losses) on Investments	69,569,266
Change in Net Assets Resulting from Operations	$71,665,282
(A)	Net of foreign tax withholding of:	$203,765
(B)	See Note 4 in Notes to Financial Statements.
(C)	Change in unrealized appreciation does not include net unrealized appreciation of $22,524,353 for the Fund in connection with the Fund's merger. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

	Touchstone
	Focused Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2013	Year Ended
	(Unaudited)	March 31, 2013
From Operations
Net investment income	$2,096,016	$5,036,882
Net realized gains on investments	23,266,715	172,637,373
Net change in unrealized appreciation (depreciation) on investments	46,302,551	(91,495,030)
Change in Net Assets from Operations	71,665,282	86,179,225
Distributions to Shareholders from:
Net investment income, Class A	(166,736)	(9,453)
Net investment income, Class C	(1,440)	(8)
Net investment income, Class Y	(5,166,617)	(1,148,749)
Net investment income, Institutional Class	(5,691)	(422)
Total Distributions	(5,340,484)	(1,158,632)

Net Increase (Decrease) from Share Transactions (A)	178,663,411	(90,240,781)

Total Increase (Decrease) in Net Assets	244,988,209	(5,220,188)

Net Assets
Beginning of period	587,152,361	592,372,549
End of period	$832,140,570	$587,152,361
Accumulated Net Investment Income	$1,781,575	$5,026,043

(A)	For details of share transactions by class see Statements of Changes in Net Assets - Capital Stock Activity page 10.

See accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Focused Fund
	For the Six Months
	Ended		For the Year
	September 31, 2013		Ended
	(Unaudited)		March 31, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares issued	1,055,504	$30,881,120	112,274	$2,873,473
Proceeds from shares issued in connection with merger (A)	4,327,516	125,354,407	—	—
Reinvestment of distributions	5,319	152,669	332	8,190
Cost of shares redeemed	(331,351)	(9,645,999)	(115,378)	(2,748,855)
Change in Class A Share Transactions	5,056,988	146,742,197	(2,772)	132,808
Class C (B)
Proceeds from shares issued	34,811	1,010,552	2,376	62,009
Proceeds from shares issued in connection with merger (A)	24,433	701,039	—	—
Reinvestment of distributions	34	971	1	8
Cost of shares redeemed	(1,504)	(44,595)	(183)	(4,090)
Change in Class C Share Transactions	57,774	1,667,967	2,194	57,927
Class Y
Proceeds from shares issued	339,813	10,103,402	617,934	14,769,988
Proceeds from shares issued in connection with merger (A)	215,356	6,308,617	23,156,289	361,810,951
Reinvestment of distributions	173,246	5,029,335	44,855	1,117,779
Cost of shares redeemed	(973,504)	(28,536,203)	(3,070,514)	(74,072,119)
Change in Class Y Share Transactions	(245,089)	(7,094,849)	20,748,564	303,626,599
Class Z
Proceeds from Shares issued	—	—	25,967	610,958
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	(148,721)	(3,480,856)
Cost of Shares redeemed in connection with merger (A)	—	—	(23,156,289)	(361,810,951)
Change in Class Z Share Transactions	—	—	(23,279,043)	(364,680,849)
Institutional Class
Proceeds from shares issued	433,671	13,460,190	476,520	11,769,115
Proceeds from shares issued in connection with merger (A)	966,069	28,372,347	—	—
Reinvestment of distributions	196	5,691	17	422
Cost of shares redeemed	(149,600)	(4,490,132)	(1,704,884)	(41,146,803)
Change in Institutional Class Share Transactions	1,250,336	37,348,096	(1,228,347)	(29,377,266)
Change from Share Transactions	6,120,009	$178,663,411	(3,759,404)	$(90,240,781)

(A)	See Note 9 in Notes to Financial Statements.

(B)	The Touchstone Focused Fund began issuing Class C Shares on April 12, 2012.

See accompanying Notes to Financial Statements.

10

Financial Highlights

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$27.55		$23.63		$21.92		$21.49	$14.44	$21.68
Income from investment operations:
Net investment income(A)	0.05		0.16		0.12		0.08	0.10	0.18
Net realized and unrealized gains (losses) on investments	2.94		3.79	(B)	1.67		1.66	7.08	(7.11)
Total from investment operations	2.99		3.95		1.79		1.74	7.18	(6.93)
Distributions from:
Net investment income	(0.25)		(0.03)		(0.24)		(0.05)	(0.13)	(0.24)
Realized capital gains	—		—		—		(1.26)	—	(0.07)
Total distributions	(0.25)		(0.03)		(0.24)		(1.31)	(0.13)	(0.31)
Capital Contribution	—		—		0.16	(C)	—	—	—
Net asset value at end of period	$30.29		$27.55		$23.63		$21.92	$21.49	$14.44
Total return(D)	10.90	%(E)	16.75	%(B)	9.08	%(C)	9.34%	49.80%	(32.04%)
Ratios and supplemental data:
Net assets at end of period (000's)	$162,531		$8,497		$7,352		$12,226	$33,875	$1,950
Ratio to average net assets:
Net expenses	1.20	%(F)	1.20%		1.20%		1.20%	1.20%	1.35%
Gross expenses	1.36	%(F)	1.90%		1.44%		1.42%	1.38%	2.76%
Net investment income	0.34	%(F)	0.66%		0.58%		0.40%	0.49%	1.01%
Portfolio turnover rate	23	%(E)(G)	189%		99%		115%	318%	309%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% for Class A.

(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

11

Financial Highlights (Continued)

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Period Ended
	2013		March 31,
	(Unaudited)		2013(A)
Net asset value at beginning of period	$27.33		$22.61
Income (loss) from investment operations:
Net investment loss(B)	(0.06)		(0.02)
Net realized and unrealized gains on investments	2.91		4.80	(C)
Total from investment operations	2.85		4.78
Distributions from:
Net investment income	(0.26)		(0.06)
Net asset value at end of period	$29.92		$27.33
Total return(D)	10.51	%(E)	21.19	%(C)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,795		$60
Ratio to average net assets:
Net expenses	1.95	%(F)	1.95	%(F)
Gross expenses	3.54	%(F)	258.39	%(F)
Net investment loss	(0.41	%)(F)	(0.09	%)(F)
Portfolio turnover rate	23	%(E)(G)	189%

(A)	Represents the period from commencement of operations (April 16, 2012) through March 31, 2013.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.78% for Class C.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

12

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$27.86		$23.85		$22.17		$21.75	$14.58	$21.84
Income (loss) from investment operations:
Net investment income(A)	0.09		0.22		0.18		0.12	0.10	0.25
Net realized and unrealized gains (losses) on investments	2.96		3.84	(B)	1.66		1.71	7.20	(7.20)
Total from investment operations	3.05		4.06		1.84		1.83	7.30	(6.95)
Distributions from:
Net investment income	(0.25)		(0.05)		(0.32)		(0.15)	(0.13)	(0.24)
Realized capital gains	—		—		—		(1.26)	—	(0.07)
Total distributions	(0.25)		(0.05)		(0.32)		(1.41)	(0.13)	(0.31)
Capital Contribution	—		—		0.16	(C)	—	—	—
Net asset value at end of period	$30.66		$27.86		$23.85		$22.17	$21.75	$14.58
Total return	11.01	%(D)	17.07	%(B)	9.29	%(C)	9.71%	50.14%	(31.88%)
Ratios and supplemental data:
Net assets at end of period (000's)	$628,708		$578,006		$555,142		$595,397	$577,028	$42,976
Ratio to average net assets:
Net expenses	0.95	%(E)	0.95%		0.95%		0.95%	0.95%	1.12%
Gross expenses	1.03	%(E)	1.05%		1.28%		1.32%	1.38%	1.45%
Net investment income	0.59	%(E)	0.91%		0.85%		0.60%	0.50%	1.33%
Portfolio turnover rate	23	%(D)(F)	189%		99%		115%	318%	309%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% for Class Y.

(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

13

Financial Highlights (Continued)

Touchstone Focused Fund—Class I

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2013		Year Ended March 31,
	(Unaudited)		2013		2012		2011	2010	2009
Net asset value at beginning of period	$27.96		$23.91		$22.23		$21.81	$14.62	$21.81
Income (loss) from investment operations:
Net investment income(A)	0.11		0.25		0.22		0.15	0.18	0.30
Net realized and unrealized gains (losses) on investments	2.99		3.86	(B)	1.66		1.71	7.18	(7.17)
Total from investment operations	3.10		4.11		1.88		1.86	7.36	(6.87)
Distributions from:
Net investment income	(0.30)		(0.06)		(0.36)		(0.18)	(0.17)	(0.25)
Realized capital gains	—		—		—		(1.26)	—	(0.07)
Total distributions	(0.30)		(0.06)		(0.36)		(1.44)	(0.17)	(0.32)
Capital Contribution	—		—		0.16	(C)	—	—	—
Net asset value at end of period	$30.76		$27.96		$23.91		$22.23	$21.81	$14.62
Total return	11.13	%(D)	17.24	%(B)	9.45	%(C)	9.86%	50.44%	(31.58%)
Ratios and supplemental data:
Net assets at end of period (000's)	$39,107		$589		$29,879		$28,879	$31,166	$15,451
Ratio to average net assets:
Net expenses	0.80	%(E)	0.80%		0.80%		0.80%	0.80%	0.71%
Gross expenses	1.01	%(E)	1.16%		0.89%		0.95%	0.91%	0.98%
Net investment income	0.74	%(E)	1.06%		1.02%		0.75%	0.91%	1.60%
Portfolio turnover rate	23	%(D)(F)	189%		99%		115%	318%	309%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.75% for Class Institutional Class.

(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

14

Notes to Financial Statements

September 30, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds including Touchstone Focused Fund (“Focused Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund is registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold any Level 3 categorized securities during the six months ended September 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market

15

Notes to Financial Statements (Unaudited) (Continued)

instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Fund. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Fund’s Board of Trustees. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares of the fund may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian. The loaned securities are secured by collateral valued at least equal, at all times, to

16

Notes to Financial Statements (Unaudited) (Continued)

the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle.

As of September 30, 2013, the Fund loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Focused Fund	$36,217,827	$37,027,049

All collateral received as cash is received, held, and administered by the Fund’s custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Fund is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Fund is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Fund are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund’s net investment income that invest in underlying funds is affected by the timing of dividend declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common

17

Notes to Financial Statements (Unaudited) (Continued)

expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to the Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of the Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2013:

Focused
Fund
Purchases of investment securities*	$159,222,160
Proceeds from sales and maturities*	174,306,198

* The cost of purchases and proceeds from sales and maturities on the Focused Fund excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, purchases and sales would have been higher.

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund for the six months ended September 30, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of the Fund as shown in the table below.

Touchstone Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million

The Advisor has entered into an investment sub-advisory agreement with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”) an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Fund, pays sub-advisory fees to the Sub-Advisor.

18

Notes to Financial Statements (Unaudited) (Continued)

The Advisor entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Fund, excluding; dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees and to reimburse expenses in order to maintain the following expense limitations for the Fund:

				Institutional
	Class A	Class C	Class Y	Class
Focused Fund	1.20%	1.95%	0.95%	0.80%

These expense limitations will remain in effect until at least July 29, 2014.

During the six months ended September 30, 2013, the Advisor or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Fund as follows:

Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Focused Fund	$—	$262,589	$104,637

Effective April 16, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. As of September 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	March 31, 2016	March 31, 2017
Focused Fund	$590,687	$309,619

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended September 30, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of the Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, the Touchstone Institutional Funds Trust, and the Touchstone Variable Series Trust) on the basis of relative daily net assets.

19

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from the Fund. In addition, the Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Fund’s principal underwriter and, as such, acts as exclusive agent for distribution of the Fund’s shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Fund during the six months ended September 30, 2013.

Amount
Focused Fund	$2,998

The Underwriter did not collect contingent deferred sales charges on the redemption of Class C shares of the Fund during the six months ended September 30, 2013.

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Fund is invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended September 30, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	03/31/13	Purchases	Sales	09/30/13	Dividends	09/30/13
Focused Fund	21,612,357	100,689,985	(70,010,287)	52,292,055	$4,716	$52,292,055

20

Notes to Financial Statements (Unaudited) (Continued)

5. Federal Tax Information

Federal income tax — It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2013 and March 31, 2012 was as follows:

	2013	2012
From ordinary income	$1,158,632	$8,232,191

The following information is computed on a tax basis for each item as of March 31, 2013:

Focused
Fund
Tax cost of portfolio investments	$594,833,408
Gross unrealized appreciation	18,385,246
Gross unrealized depreciation	(10,770,336)
Net unrealized appreciation (depreciation)	7,614,910
Accumulated capital and other losses	(91,946,557)
Post-October and qualified late-year losses	—
Undistributed Ordinary Income	5,026,043
Undistributed capital gains	—
Accumulated earnings (deficit)	$(79,305,604)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of March 31, 2013, the Fund had the following capital loss carryforwards for federal income tax purposes:

	Short Term Expiring On		No Expiration	No Expiration
	2016*	2017*	Short Term**	Long Term**	Total
Focused Fund	$24,381,281	$67,565,276	$—	$—	$91,946,557

* A portion of the capital loss carryforward amounts for 2016 and 2017 are subject to an annual usage limitation ($8,243,546 and $17,649,915, respectively) as a result of a reorganization which was completed on December 4, 2009.

** The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provision of the Act was effective for the Fund’s fiscal year ended March 31, 2013. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

21

Notes to Financial Statements (Unaudited) (Continued)

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund has analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2010 through March 31, 2013) and has concluded that no provision for income tax is required in its financial statements.

As of September 30, 2013, the Trust had the following federal tax cost and unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Focused Fund	$793,624,898	$82,121,424	$(5,637,275)	$76,484,149

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

7. Risks Associated with Foreign Investments

The Fund may invest in the securities of foreign issuers. Investing in securities issued by companies whose principle business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on removal of funds or other assets of the Fund, political or financial instability or diplomatic or other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund maybe more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

22

Notes to Financial Statements (Unaudited) (Continued)

9. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Funds II (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The merger took place on April 13, 2012.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Old Mutual Focused Fund	Focused Fund	$563,962,037	24,707,139

*	Fund had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

At a meeting held on February 21, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of the Touchstone Focused Equity Fund (the “Acquired Fund”) to the Touchstone Focused Fund (the “Acquiring Fund”). The merger took place on May 17, 2013.

				After
	Before Reorganization			Reorganization
	Touchstone
	Focused		Touchstone	Touchstone
	Equity		Focused	Focused
	Fund		Fund	Fund
Class A
Shares	4,327,516	(A)	675,503	5,003,019
Net Assets	$125,354,407		$19,567,121	$144,921,528
Net Asset Value	$28.97	(A)	$28.97	$28.97
Class C
Shares	24,433	(B)	5,930	30,363
Net Assets	$701,039		$170,147	$871,186
Net Asset Value	$28.69	(B)	$28.69	$28.69
Class Y
Shares	215,356	(C)	20,691,506	20,906,862
Net Assets	$6,308,617		$606,136,778	$612,445,395
Net Asset Value	$29.29	(C)	$29.29	$29.29
Institutional Class
Shares	966,069	(D)	19,411	985,480
Net Assets	$28,372,347		$570,075	$28,942,422
Net Asset Value	$29.37	(D)	$29.37	$29.37
Fund Total
Shares Outstanding	11,617,300		21,392,350	33,009,650
Net Assets	$160,736,410		$626,444,121	$787,180,531
Unrealized Appreciation (Depreciation)	$22,524,353		$42,269,274	$64,793,569

(A)	Reflects a 0.4800:1 stock split which occurred on the date of reorganization, May 17, 2013.

(B)	Reflects a 0.4773:1 stock split which occurred on the date of reorganization, May 17, 2013.

(C)	Reflects a 0.4794:1 stock split which occurred on the date of reorganization, May 17, 2013.

(D)	Reflects a 0.4596:1 stock split which occurred on the date of reorganization, May 17, 2013.

23

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on April 1, 2013, the Fund results of operations for the period ended September 30, 2013 would have been as follows:

Touchstone
Focused Fund
Net investment income (loss)	$2,148,617
Net realized and unrealized gains (losses) on investments	101,682,944
Net increase (decrease) in asset from operations	103,831,561

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Fund that have been included in its statements of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Fund’s financial statements.

24

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407 or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 through September 30, 2013).

Actual Expenses

The first line for each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended September 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect on any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each share class of the Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

25

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2013	2013	2013	2013*
Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,109.00	$6.34
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,105.10	$10.29
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.95%	$1,000.00	$1,110.10	$5.03
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.31	$4.81

Institutional Class	Actual	0.80%	$1,000.00	$1,111.30	$4.23
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

26

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

27

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54AA-TST-SAR-1310

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date: December 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date: December 2, 2013

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date: December 2, 2013

* Print the name and title of each signing officer under his or her signature.